UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22209

                               THE GLOBAL X FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                           410 Park Avenue, 4th Floor
                               New York, NY 10022
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                           GLOBAL X SILVER MINERS ETF
                              GLOBAL X LITHIUM ETF
                           GLOBAL X COPPER MINERS ETF
                          GLOBAL X BRAZIL MID CAP ETF
                         GLOBAL X BRAZIL FINANCIALS ETF
                          GLOBAL X BRAZIL CONSUMER ETF
                   GLOBAL X /INTERBOLSA FTSE COLOMBIA 20 ETF
                          GLOBAL X FTSE NORDIC 30 ETF
                          GLOBAL X CHINA CONSUMER ETF
                           GLOBAL X CHINA ENERGY ETF
                         GLOBAL X CHINA FINANCIALS ETF
                         GLOBAL X CHINA INDUSTRIALS ETF
                         GLOBAL X CHINA TECHNOLOGY ETF
                          GLOBAL X CHINA MATERIALS ETF

                                 ANNUAL REPORT

                                OCTOBER 31, 2010

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands



                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Management Discussion of Fund Performance                                      1
Schedules of Investments
     Global X Silver Miners ETF                                               15
     Global X Lithium ETF                                                     17
     Global X Copper Miners ETF                                               19
     Global X Brazil Mid Cap ETF                                              21
     Global X Brazil Financials ETF                                           24
     Global X Brazil Consumer ETF                                             26
     Global X/InterBolsa FTSE Colombia 20 ETF                                 28
     Global X FTSE Nordic 30 ETF                                              30
     Global X China Consumer ETF                                              33
     Global X China Energy ETF                                                35
     Global X China Financials ETF                                            37
     Global X China Industrials ETF                                           39
     Global X China Technology ETF                                            41
     Global X China Materials ETF                                             43
Statements of Assets and Liabilities                                          45
Statements of Operations                                                      48
Statements of Changes in Net Assets                                           51
Financial Highlights                                                          55
Notes to Financial Statements                                                 56
Report of Independent Registered Public Accounting Firm                       69
Disclosure of Fund Expenses                                                   70
Approval of Investment Advisory Agreement                                     72
Supplemental Information                                                      77
Trustees and Officers of the Trust                                            80
Notice to Shareholders                                                        83


The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission's website at http://www.sec.gov.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                           GLOBAL X SILVER MINERS ETF
--------------------------------------------------------------------------------

GLOBAL X SILVER MINERS ETF (TICKER: SIL)

The Global X Silver Miners ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the silver mining industry.
 It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration. The Fund is the first Exchange Traded Fund ("ETF") globally focused exclusively on the silver mining sector.

For the period from the Fund's commencement date on April 19, 2010 through October 31, 2010 (the "reporting period"), the Fund increased 39.31%, while the Index increased 40.04% . The Fund commenced operations with a net asset value of $14.50 per share on April 19, 2010 and ended the period with a net asset value of $20.20 on October 31, 2010.

Twenty-one of the Fund's twenty-six holdings as of October 31, 2010 increased in value for the reporting period, led by First Majestic Silver and Hochschild Mining, which returned 127.66% and 82.74% respectively. The worst performers were Excellon Resources and Scorpio Mining, which returned -19.53% and -8.55% respectively.

GROWTH OF A $10,000 INVESTMENT

                                      -----------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN FOR
                                      THE PERIOD ENDED OCTOBER 31, 2010*
                                      -----------------------------------
                                         Cumulative Inception to Date
                                      -----------------------------------
                                       Net Asset Value    Market Price
                                      -----------------------------------
    Global X Silver Miners ETF             39.31%            39.86%
                                      -----------------------------------
 Solactive Global Silver Miners Index      40.04%            40.04%
                                      -----------------------------------


                              [LINE GRAPH OMITTED]

                                                   4/19/2010         10/31/2010
Global X Silver Miners ETF                     $      10,000      $      13,931
Solactive Global Silver Miners Index           $      10,000      $      14,004


Global X Silver Miners ETF*
Solactive Global Silver Miners Index


*FUND COMMENCED OPERATIONS ON APRIL 19, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                  UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                              GLOBAL X LITHIUM ETF
--------------------------------------------------------------------------------

GLOBAL X LITHIUM ETF (TICKER: LIT)

The Global X Lithium ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the largest and most liquid listed companies that are active in the exploration and/or mining of Lithium or the production of Lithium batteries. The Fund is the first ETF globally focused exclusively on the lithium sector.

For the period from the Fund's commencement date on July 22, 2010 through October 31, 2010 (the "reporting period"), the Fund increased 27.85%, while the Index increased 27.99% . The Fund commenced operations with a net asset value of $15.51 per share on July 22, 2010 and ended the period with a net asset value of $19.83 on October 31, 2010.

Nineteen of the Fund's twenty holdings as of October 31, 2010 increased in value for the reporting period, led by Avalon Rare Metals and Valance Technology, which returned 80.07% and 67.53% respectively. Only one holding as of October 31, 2010 lost value during the reporting period, Coslight Technology International Group, which returned -16.14% .

GROWTH OF A $10,000 INVESTMENT

                                 -----------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR
                                 THE PERIOD ENDED OCTOBER 31, 2010*
                                 -----------------------------------
                                    Cumulative Inception to Date
                                 -----------------------------------
                                  Net Asset Value    Market Price
                                 -----------------------------------
   Global X Lithium ETF               27.85%            28.18%
                                 -----------------------------------
Solactive Global Lithium Index        27.99%            27.99%
                                 -----------------------------------

                              [LINE GRAPH OMITTED]


                                                   7/22/2010         10/31/2010
Global X Lithium ETF                           $      10,000      $      12,785
Solactive Global Lithium Index                 $      10,000      $      12,799

Global X Lithium ETF*
Solactive Global Lithium Index

*FUND COMMENCED OPERATIONS ON JULY 22, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
            HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                           GLOBAL X COPPER MINERS ETF
--------------------------------------------------------------------------------

GLOBAL X COPPER MINERS ETF (TICKER: COPX)

The Global X Copper Miners ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the copper mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the copper mining industry, such as copper mining, refining, or exploration.

For the period from the Fund's commencement date on April 19, 2010 through October 31, 2010 (the "reporting period"), the Fund increased 15.49%, while the Index increased 16.17% . The Fund commenced operations with a net asset value of $14.40 per share on April 19, 2010 and ended the period with a net asset value of $16.63 on October 31, 2010.

Twenty-five of the Fund's thirty-one holdings as of October 31, 2010 increased in value for the reporting period, led by Augusta Resource and Duluth Metals, which returned 57.66% and 57.30% respectively. The worst performers were Cudeco and Vedanta Resources, which returned -49.22% and -20.26% respectively.

GROWTH OF A $10,000 INVESTMENT

                                     -----------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN FOR
                                     THE PERIOD ENDED OCTOBER 31, 2010*
                                     -----------------------------------
                                         Cumulative Inception to Date
                                     -----------------------------------
                                      Net Asset Value     Market Price
                                     -----------------------------------
   Global X Copper Miners ETF             15.49%            15.90%
                                     -----------------------------------
Solactive Global Copper Miners Index      16.17%            16.17%
                                     -----------------------------------

                              [LINE GRAPH OMITTED]


                                                    4/19/2010         10/31/2010
 Global X Copper Miners ETF                     $      10,000      $      11,549
 Solactive Global Copper Miners Index           $      10,000      $      11,617

 Global X Copper Miners ETF*
 Solactive Global Copper Miners Index

*FUND COMMENCED OPERATIONS ON APRIL 19, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
            HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

GLOBAL X BRAZIL MID CAP ETF (TICKER: BRAZ)

The Global X Brazil Mid Cap ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of Brazilian mid cap companies. It is comprised of mid-market capitalization securities of companies that are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on Brazil mid cap companies.

For the period from the Fund's commencement date on June 21, 2010 through October 31, 2010 (the "reporting period"), the Fund increased 20.58%, while the Index increased 20.64% . The Fund commenced operations with a net asset value of $15.16 per share on June 21, 2010 and ended the period with a net asset value of $18.28 on October 31, 2010.

Thirty-seven of the Fund's forty-one holdings as of October 31, 2010 increased in value for the reporting period, led by TAM and Lojas Renner, which returned 65.17% and 48.63% respectively. The worst performers were Metalurgica Gerdau and Marfrig Alimentos, which returned -14.80% and -6.56% respectively.

GROWTH OF A $10,000 INVESTMENT

                                  AVERAGE ANNUAL TOTAL RETURN FOR
                                 THE PERIOD ENDED OCTOBER 31, 2010*
                                 -----------------------------------
                                    Cumulative Inception to Date
                                 -----------------------------------
                                  Net Asset Value   Market Price
                                 -----------------------------------
Global X Brazil Mid Cap ETF           20.58%          22.30%
                                 -----------------------------------
Solactive Brazil Mid Cap Index        20.64%          20.64%
                                 -----------------------------------


                              [LINE GRAPH OMITTED]


                                                    6/21/2010         10/31/2010
Global X Brazil Mid Cap ETF                     $      10,000      $      12,058
Solactive Brazil Mid Cap Index                  $      10,000      $      12,064

Global X Brazil Mid Cap ETF*
Solactive Brazil Mid Cap Index

*FUND COMMENCED OPERATIONS ON JUNE 21, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                         GLOBAL X BRAZIL FINANCIALS ETF
--------------------------------------------------------------------------------

GLOBAL X BRAZIL FINANCIALS ETF (TICKER: BRAF)

The Global X Brazil Financials ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Financials Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in Brazil. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on the Brazil financial sector.

For the period from the Fund's commencement date on July 28, 2010 through October 31, 2010 (the "reporting period"), the Fund increased 15.38%, while the Index increased 15.57% . The Fund commenced operations with a net asset value of $15.08 per share on July 28, 2010 and ended the period with a net asset value of $17.40 on October 31, 2010.

Twenty-two of the Fund's twenty-five holdings as of October 31, 2010 increased in value for the reporting period, led by Brasil Brokers Participacoe and Sul America, which returned 42.72% and 38.17% respectively. The worst performers were Banco Panamericano and Redecard, which returned -10.23% and -6.08% respectively.

GROWTH OF A $10,000 INVESTMENT

                                    -----------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN FOR
                                    THE PERIOD ENDED OCTOBER 31, 2010*
                                    -----------------------------------
                                       Cumulative Inception to Date
                                    -----------------------------------
                                     Net Asset Value    Market Price
                                    -----------------------------------
Global X Brazil Financials ETF           15.38%            17.37%
                                    -----------------------------------
Solactive Brazil Financials Index        15.57%            15.57%
                                    -----------------------------------


                              [LINE GRAPH OMITTED]



                                                    7/28/2010         10/31/2010
Global X Brazil Financials ETF                  $      10,000      $      11,538
Solactive Brazil Financials Index               $      10,000      $      11,557

Global X Brazil Financials ETF*
Solactive Brazil Financials Index

*FUND COMMENCED OPERATIONS ON JULY 28, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                          GLOBAL X BRAZIL CONSUMER ETF
--------------------------------------------------------------------------------

GLOBAL X BRAZIL CONSUMER ETF (TICKER: BRAQ)

The Global X Brazil Consumer ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in Brazil. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled or have their main business operations in Brazil. The Fund is the nation's first ETF focused exclusively on the Brazil consumer sector.

For the period from the Fund's commencement date on July 7, 2010 through October 31, 2010 (the "reporting period"), the Fund increased 28.88%, while the Index increased 29.31% . The Fund commenced operations with a net asset value of $15.48 per share on July 7, 2010 and ended the period with a net asset value of $19.95 on October 31, 2010.

Twenty-seven of the Fund's twenty-nine holdings as of October 31, 2010 increased in value for the reporting period, led by Cia Hering and SLC Agricola, which returned 84.72% and 67.51% respectively. Only two holdings as of October 31, 2010 lost value during the reporting period, JBS and Marfrig Alimentos, which returned -14.83% and -9.62% respectively.

GROWTH OF A $10,000 INVESTMENT

                                  -----------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN FOR
                                  THE PERIOD ENDED OCTOBER 31, 2010*
                                  -----------------------------------
                                      Cumulative Inception to Date
                                  -----------------------------------
                                   Net Asset Value    Market Price
                                  -----------------------------------
Global X Brazil Consumer ETF           28.88%            31.01%
                                  -----------------------------------
Solactive Brazil Consumer Index        29.31%            29.31%
                                  -----------------------------------

                              [LINE GRAPH OMITTED]



                                                     7/7/2010         10/31/2010
Global X Brazil Consumer ETF                    $      10,000      $      12,888
Solactive Brazil Consumer Index                 $      10,000      $      12,931

Global X Brazil Consumer ETF*
Solactive Brazil Consumer Index

*FUND COMMENCED OPERATIONS ON JULY 7, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                    GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF
--------------------------------------------------------------------------------

GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF (TICKER: GXG)

The Global X/InterBolsa FTSE Colombia 20 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Colombia 20 Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 20 most liquid stocks in the Colombian market. The Index is designed to measure broad based equity market performance in Colombia. The Fund is the first ETF globally focused exclusively on Colombia.

For the 12-month period ended October 31, 2010 (the "reporting period"), the Fund increased 71.28%, while the Index increased 75.53% . The Fund had a net asset value of $27.84 per share on October 31, 2009 and ended the period with a net asset value of $45.98 on October 31, 2010.

Colombia was among the world's top performing countries for the reporting period. Twenty of the Fund's twenty-two holdings as of October 31, 2010 increased in value for the reporting period led by Grupo Aval Acciones y Valores and Tableros y Maderas de Caldas, which returned 125.02% and 91.31% respectively. Only two holdings as of October 31, 2010 lost value during the reporting period, Empresa de Telecomunicaciones de Bogota and Sociedad de Inversiones en Energia, which returned -18.84% and -0.35% respectively.

GROWTH OF A $10,000 INVESTMENT

                                          ---------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2010*
                                          ---------------------------------------------------------------------
                                                    One Year Return             Annualized Inception to Date
                                          ---------------------------------------------------------------------
                                            Net Asset Value     Market Price   Net Asset Value   Market Price
                                          ---------------------------------------------------------------------
Global X/InterBolsa FTSE Colombia 20 ETF         71.28%             64.38%         94.75%           90.90%
                                          ---------------------------------------------------------------------
FTSE Colombia 20 Index                           75.53%             75.53%         97.61%           97.61%
                                          ---------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                                     2/5/2009         10/31/2009      10/31/2010
Global X/InterBolsa FTSE Colombia 20 ETF        $      10,000      $      18,560      $   31,790
FTSE Colombia 20 Index                          $      10,000      $      18,563      $   32,584


Global X/InterBolsa FTSE Columbia 20 ETF
FTSE Colombia 20 Index

*FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
              HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                          DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                          GLOBAL X FTSE NORDIC 30 ETF
--------------------------------------------------------------------------------

GLOBAL X FTSE NORDIC 30 ETF (TICKER: GXF)

The Global X FTSE Nordic 30 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 30 largest and most liquid stocks in Sweden, Denmark, Norway and Finland. The Index is designed to measure broad based equity market performance in these countries. The Fund is the nation's first ETF focused exclusively on the Nordic region.

For the 12-month period ended October 31, 2010 (the "reporting period"), the Fund increased 19.68%, while the Index increased 20.20% . The Fund had a net asset value of $16.07 per share on October 31, 2009 and ended the period with a net asset value of $19.22 on October 31, 2010.

The Nordic region was among the top performing developed market regions for the reporting period. Twenty-seven of the Fund's thirty holdings as of October 31, 2010 increased in value for the reporting period, led by Novo Nordisk and SKF, which returned 70.73% and 62.28% respectively. The worst performers were Vestas Wind Systems and Nokia, which returned -55.15% and -12.38% respectively.

GROWTH OF A $10,000 INVESTMENT

                              ------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2010*
                              ------------------------------------------------------------------
                                        One Year Return         Annualized Inception to Date
                              ------------------------------------------------------------------
                               Net Asset Value   Market Price   Net Asset Value   Market Price
                              ------------------------------------------------------------------
Global X FTSE Nordic 30 ETF        19.68%          19.71%           26.43%          26.86%
                              ------------------------------------------------------------------
FTSE Nordic 30 Index               20.20%          20.20%           27.59%          27.59%
                              ------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                                    8/17/2009         10/31/2009      10/31/2010
Global X FTSE Nordic 30 ETF                     $      10,000      $      11,083      $   13,263
FTSE Nordic 30 Index                            $      10,000      $      11,160      $   13,415

Global X FTSE Nordic 30 ETF*
FTSE Nordic 30 Index

*FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                          GLOBAL X CHINA CONSUMER ETF
--------------------------------------------------------------------------------

GLOBAL X CHINA CONSUMER ETF (TICKER: CHIQ)

The Global X China Consumer ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in China. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China consumer sector.

For the period from the Fund's commencement date on November 30, 2009 through October 31, 2010 (the "reporting period"), the Fund increased 29.90%, while the Index increased 30.37% . The Fund commenced operations with a net asset value of $15.65 per share on November 30, 2009 and ended the period with a net asset value of $20.33 on October 31, 2010.

Thirty-one of the Fund's forty holdings as of October 31, 2010 increased in value for the reporting period, led by Great Wall Motor and Bosideng International Holdings, which returned 169.58% and 160.96% respectively. The worst performers were VisionChina Media and China Dongxiang Group, which returned -54.77% and -19.38% respectively.

GROWTH OF A $10,000 INVESTMENT

                                  -----------------------------------
                                    AVERAGE ANNUAL TOTAL RETURN FOR
                                  THE PERIOD ENDED OCTOBER 31, 2010*
                                  -----------------------------------
                                      Cumulative Inception to Date
                                  -----------------------------------
                                    Net Asset Value    Market Price
                                  -----------------------------------
Global X China Consumer ETF             29.90%            31.18%
                                  -----------------------------------
Solactive China Consumer Index          30.37%            30.37%
                                  -----------------------------------


                              [LINE GRAPH OMITTED]

                                                       11/30/2009     10/31/2010
Global X China Consumer ETF                     $      10,000      $      12,990
Solactive China Consumer Index                  $      10,000      $      13,037

Global X China Consumer ETF*
Solactive China Consumer Index

*FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                           GLOBAL X CHINA ENERGY ETF
--------------------------------------------------------------------------------

GLOBAL X CHINA ENERGY ETF (TICKER: CHIE)

The Global X China Energy ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the energy sector in China. It is comprised of selected companies which have their main business operations in the energy sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation's first ETF focused exclusively on the China energy sector.

For the period from the Fund's commencement date on December 15, 2009 through October 31, 2010 (the "reporting period"), the Fund increased 4.66%, while the Index increased 5.79% . The Fund commenced operations with a net asset value of $15.02 per share on December 15, 2009 and ended the period with a net asset value of $15.72 on October 31, 2010.

Sixteen of the Fund's twenty-seven holdings as of October 31, 2010 increased in value for the reporting period, led by Renesola and JA Solar Holdings, which returned 166.00% and 44.62% respectively. The worst performers were Suntech Power Holdings and Honghua Group, which returned -52.57% and -27.32% respectively.

GROWTH OF A $10,000 INVESTMENT

                                -----------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR
                                THE PERIOD ENDED OCTOBER 31, 2010*
                                -----------------------------------
                                    Cumulative Inception to Date
                                -----------------------------------
                                 Net Asset Value     Market Price
                                -----------------------------------
Global X China Energy ETF             4.66%             5.46%
                                -----------------------------------
Solactive China Energy Index          5.79%             5.79%
                                -----------------------------------


                               [LINE GRAPH OMITTED]

                                                   12/15/2009         10/31/2010
Global X China Energy ETF                       $      10,000      $      10,466
Solactive China Energy Index                    $      10,000      $      10,579


Global X China Energy ETF*
Solactive China Energy Index


*FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                         GLOBAL X CHINA FINANCIALS ETF
--------------------------------------------------------------------------------

GLOBAL X CHINA FINANCIALS ETF (TICKER: CHIX)

The Global X China Financials ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in China. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation's first ETF focused exclusively on the China financial sector.

For the period from the Fund's commencement date on December 10, 2009 through October 31, 2010 (the "reporting period"), the Fund decreased 0.87%, while the Index decreased 0.23% . The Fund commenced operations with a net asset value of $14.90 per share on December 10, 2009 and ended the period with a net asset value of $14.77 on October 31, 2010.

Eleven of the Fund's thirty-three holdings as of October 31, 2010 increased in value for the reporting period, led by Soho China and PICC Property & Casualty, which returned 70.66% and 65.79% respectively. The worst performers were Greentown China Holdings and Sino-Ocean Land Holdings, which returned -35.09% and -34.47% respectively.

GROWTH OF A $10,000 INVESTMENT

                                    -----------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN FOR
                                    THE PERIOD ENDED OCTOBER 31, 2010*
                                    -----------------------------------
                                        Cumulative Inception to Date
                                    -----------------------------------
                                     Net Asset Value    Market Price
                                    -----------------------------------
Global X China Financials ETF             (0.87%)         (0.27)%
                                    -----------------------------------
Solactive China Financials Index          (0.23%)         (0.23)%
                                    -----------------------------------


                              [LINE GRAPH OMITTED]


                                                   12/10/2009         10/31/2010
Global X China Financials ETF                   $      10,000      $       9,913
Solactive China Financials Index                $      10,000      $       9,977


Global X China Financials ETF*
Solactive China Financials Index

*FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                         GLOBAL X CHINA INDUSTRIALS ETF
--------------------------------------------------------------------------------

GLOBAL X CHINA INDUSTRIALS ETF (TICKER: CHII)

The Global X China Industrials ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the industrial sector in China. It is comprised of selected companies which have their main business operations in the industrial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China industrial sector.

For the period from the Fund's commencement date on November 30, 2009 through October 31, 2010 (the "reporting period"), the Fund increased 10.52%, while the Index increased 11.32% . The Fund commenced operations with a net asset value of $15.50 per share on November 30, 2009 and ended the period with a net asset value of $17.13 on October 31, 2010.

Twenty-three of the Fund's thirty-six holdings as of October 31, 2010 increased in value for the reporting period, led by Dongfang Electric and Weichai Power, which returned 85.90% and 58.32% respectively. The worst performers were Duoyuan Global Water and A-Power Energy Generation Systems, which returned -68.50% and -58.60% respectively.

GROWTH OF A $10,000 INVESTMENT

                                    ----------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN FOR
                                    THE PERIOD ENDED OCTOBER 31, 2010*
                                    ----------------------------------
                                       Cumulative Inception to Date
                                    ----------------------------------
                                      Net Asset Value   Market Price
                                    ----------------------------------
Global X China Industrials ETF            10.52%           11.10%
                                    ----------------------------------
Solactive China Industrials Index         11.32%           11.32%
                                    ----------------------------------

                              [LINE GRAPH OMITTED]

                                                   11/30/2009         10/31/2010
Global X China Industrials ETF                  $      10,000      $      11,052
Solactive China Industrials Index               $      10,000      $      11,132

Global X China Industrials ETF*
Solactive China Industrials Index

*FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                         GLOBAL X CHINA TECHNOLOGY ETF
--------------------------------------------------------------------------------

GLOBAL X CHINA TECHNOLOGY ETF (TICKER: CHIB)

The Global X China Technology ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Technology Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the technology sector in China. It is comprised of selected companies which have their main business operations in the technology sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible.

For the period from the Fund's commencement date on December 8, 2009 through October 31, 2010 (the "reporting period"), the Fund increased 15.50%, while the Index increased 16.14% . The Fund commenced operations with a net asset value of $14.90 per share on December 8, 2009 and ended the period with a net asset value of $17.21 on October 31, 2010.

Eighteen of the Fund's twenty-six holdings as of October 31, 2010 increased in value for the reporting period, led by Baidu and Kingdee International Software Group, which returned 162.65% and 121.58% respectively. The worst performers were BYD Electronic International and KongZhong, which returned -37.44% and -32.97% respectively.

GROWTH OF A $10,000 INVESTMENT

                                    -----------------------------------
                                    AVERAGE ANNUAL TOTAL RETURN FOR
                                    THE PERIOD ENDED OCTOBER 31, 2010*
                                    -----------------------------------
                                       Cumulative Inception to Date
                                    -----------------------------------
                                      Net Asset Value    Market Price
                                    -----------------------------------
Global X China Technology ETF             15.50%            15.91%
                                    -----------------------------------
Solactive China Technology Index          16.14%            16.14%
                                    -----------------------------------


                              [LINE GRAPH OMITTED]


                                                    12/8/2009         10/31/2010
Global X China Technology ETF                   $      10,000      $      11,550
Solactive China Technology Index                $      10,000      $      11,614


Global X China Technology ETF*
Solactive China Technology Index

*FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                          GLOBAL X CHINA MATERIALS ETF
--------------------------------------------------------------------------------

GLOBAL X CHINA MATERIALS ETF (TICKER: CHIM)

The Global X China Materials ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the materials sector in China. It is comprised of selected companies which have their main business operations in the materials sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation's first ETF focused exclusively on the China materials sector.

For the period from the Fund's commencement date on January 12, 2010 through October 31, 2010 (the "reporting period"), the Fund decreased 2.41%, while the Index decreased 1.82% . The Fund commenced operations with a net asset value of $14.95 per share on January 12, 2010 and ended the period with a net asset value of $14.59 on October 31, 2010.

Fifteen of the Fund's thirty holdings as of October 31, 2010 increased in value for the reporting period, led by Dongyue Group and China Rare Earth Holdings, which returned 126.12% and 92.76% respectively. The worst performers were China Green Agriculture and Shougang Concord International Enterprises, which returned -54.35% and -40.07% respectively.

GROWTH OF A $10,000 INVESTMENT

                                    ----------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN FOR
                                    THE PERIOD ENDED OCTOBER 31, 2010*
                                    ----------------------------------
                                       Cumulative Inception to Date
                                    ----------------------------------
                                      Net Asset Value    Market Price
                                    ----------------------------------
Global X China Materials ETF             (2.41%)           (1.87)%
                                    ----------------------------------
Solactive China Materials Index          (1.82%)           (1.82)%
                                    ----------------------------------


                              [LINE GRAPH OMITTED]


                                                    1/12/2010         10/31/2010
Global X China Materials ETF                    $      10,000      $       9,759
Solactive China Materials Index                 $      10,000      $       9,818

Global X China Materials ETF*
Solactive China Materials Index

*FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                           GLOBAL X SILVER MINERS ETF
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

99.9% Basic Materials
0.1% Short-Term Investments

+ Percentages based on total investments.

                                              SHARES                  VALUE
                                            ---------             -------------
COMMON STOCK -- 100.0%

CANADA-- 56.3%

Basic Materials -- 56.3%
  Alexco Resource (*) ....................     425,000            $   2,635,000
  Bear Creek Mining (*) ..................     459,000                3,540,818
  ECU Silver Mining (*) ..................   2,380,000                1,751,889
  Endeavour Silver (*) ...................     418,200                2,044,998
  Excellon Resources (*) .................   2,016,200                1,642,405
  First Majestic Silver (*) ..............     705,500                5,414,673
  Fortuna Silver Mines (*) ...............     858,500                3,218,638
  Gammon Gold (*) ........................     799,000                5,457,170
  Great Panther Silver (*) ...............     858,500                1,019,516
  Impact Silver (*) ......................     323,000                  374,070
  MAG Silver CAD(*) ......................       4,640                   38,663
  MAG Silver USD(*) ......................     389,760                3,235,008
  Minefinders (*) ........................     510,000                4,493,100
  Orko Silver (*) ........................     901,000                1,750,888
  Pan American Silver ....................     600,100               19,155,192
  Scorpio Mining (*) .....................     850,000                  725,783
  Silver Standard Resources (*) ..........     307,700                7,470,956
  Silver Wheaton (*) .....................     875,500               25,170,625
  Silvercorp Metals ......................     803,250                7,510,387
                                                                  -------------
TOTAL CANADA .............................                           96,649,779
                                                                  -------------
MEXICO-- 11.5%

Basic Materials -- 11.5%
  Industrias Penoles .....................     696,400               19,762,260
                                                                  -------------
PERU-- 5.3%

Basic Materials -- 5.3%
  Hochschild Mining ......................   1,173,000                9,093,547
                                                                  -------------
RUSSIA-- 4.6%

Basic Materials -- 4.6%
  Polymetal GDR (*) ......................     496,250                7,840,750
                                                                  -------------
UNITED STATES-- 22.3%

Basic Materials -- 22.3%
  Coeur d'Alene Mines (*) ................     357,000                7,357,770
  Fresnillo ..............................   1,173,690               23,479,811
  Hecla Mining (*) .......................   1,031,900                7,109,791


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                           GLOBAL X SILVER MINERS ETF
--------------------------------------------------------------------------------

                                          SHARES/FACE
                                             AMOUNT             VALUE
                                         ------------       --------------
COMMON STOCK -- continued

Basic Materials -- continued
  Mines Management (*) ...............        144,500        $     358,360
                                                             -------------
TOTAL UNITED STATES ..................                          38,305,732
                                                             -------------
TOTAL COMMON STOCK
  (Cost $142,354,887) ................                         171,652,068
                                                             -------------
TIME DEPOSIT -- 0.0%
  Brown Brothers, 0.031%
    (Cost $86,755) ...................   $    86,755                86,755
                                                             -------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $142,441,642) ................                       $ 171,738,823
                                                             =============

PERCENTAGES ARE BASED ON NET ASSETS OF $171,671,834.
* Non-income producing security.

CAD -- CANADIAN DOLLAR
GDR -- GLOBAL DEPOSITARY RECEIPT
USD-- UNITED STATES DOLLAR

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities     Level 1        Level 2       Level 3        Total
                            ------------    --------      --------    -------------
  Common Stock             $ 171,652,068    $     --      $     --    $ 171,652,068
  Time Deposit                        --      86,755            --           86,755
                           -------------    --------      --------    -------------
Total Investments
  in Securities            $ 171,652,068    $ 86,755      $     --    $ 171,738,823
                           =============    ========      ========    =============

There have been no significant transfers between Level 1 & Level 2.












    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                              GLOBAL X LITHIUM ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

59.7% Basic Materials
40.3% Industrials

+ Percentages based on total investments.

                                                 SHARES                VALUE
                                               ----------          -------------
COMMON STOCK -- 100.0%

AUSTRALIA-- 5.1%
Basic Materials -- 5.1%
  Galaxy Resources (*) .....................    1,892,523          $   2,717,650
  Orocobre (*) .............................      542,872              1,293,059
                                                                   -------------
TOTAL AUSTRALIA ............................                           4,010,709
                                                                   -------------
CANADA-- 7.9%

Basic Materials -- 6.2%
  Avalon Rare Metals (*) ...................      738,643              3,298,485
  Canada Lithium (*) .......................    1,268,039              1,008,059
  Lithium One (*) ..........................      548,277                570,393
                                                                   -------------
                                                                       4,876,937
                                                                   -------------
Industrials -- 1.7%
  Electrovaya (*) ..........................      444,874              1,331,696
                                                                   -------------
TOTAL CANADA ...............................                           6,208,633
                                                                   -------------
HONG KONG-- 2.7%

Industrials -- 2.7%
  Coslight Technology International Group ..    2,933,027              2,126,534
                                                                   -------------
TOTAL HONG KONG                                                        2,126,534
                                                                   -------------
UNITED STATES-- 84.3%

Basic Materials -- 48.4%
  FMC ......................................      180,289             13,179,126
  Rockwood Holdings (*) ....................      186,349              6,320,958
  Sociedad Quimica y Minera de Chile ADR ...      355,392             18,409,306
                                                                   -------------
                                                                      37,909,390
                                                                   -------------
Industrials -- 35.9%
  A123 Systems (*) .........................      317,675              3,087,801
  Advanced Battery Technologies (*) ........      915,945              3,617,983
  China BAK Battery (*) ....................    1,152,331              2,200,952
  Ener1 (*) ................................      918,620              3,325,404
  Exide Technologies (*) ...................      519,415              3,059,354
  GS Yuasa .................................      455,157              3,034,380
  Saft Groupe ..............................       93,160              3,558,644
  Sanyo Electric (*) .......................      837,528              1,362,088
  Ultralife (*) ............................      425,880              2,235,870
  Valence Technology (*) ...................    2,036,000              2,606,080
                                                                   -------------
                                                                      28,088,556
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                              GLOBAL X LITHIUM ETF
--------------------------------------------------------------------------------

                                                                 VALUE
                                                              ------------
COMMON STOCK -- CONTINUED
TOTAL UNITED STATES .......................................   $ 65,997,946
                                                              ------------
TOTAL COMMON STOCK
  (Cost $71,144,283) ......................................     78,343,822
                                                              ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $71,144,283) ......................................   $ 78,343,822
                                                              ============
PERCENTAGES ARE BASED ON NET ASSETS OF $78,316,565.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT


The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities          Level 1       Level 2    Level 3        Total
                                ------------    --------    -------     ------------
  Common Stock                  $ 78,343,822    $     --    $    --     $ 78,343,822
                                ------------    --------    -------     ------------
Total Investments in Securities $ 78,343,822    $     --    $    --     $ 78,343,822
                                ============    ========    =======     ============

There have been no significant transfers between Level 1 & Level 2.





















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                           GLOBAL X COPPER MINERS ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

99.8% Basic Materials
0.2% Short-Term Investments

+ Percentages based on total investments.

                                                   SHARES               VALUE
                                                  ---------         ------------
COMMON STOCK -- 100.0%

AUSTRALIA-- 12.8%

Basic Materials -- 12.8%
  Aditya Birla Minerals (*) ...................     226,800         $    270,106
  Cudeco (*) ..................................      86,400              202,408
  Equinox Minerals (*) ........................     300,600            1,634,433
  OZ Minerals .................................   1,123,200            1,723,003
                                                                    ------------
TOTAL AUSTRALIA ...............................                        3,829,950
                                                                    ------------
CANADA-- 43.6%

Basic Materials -- 43.6%
  Augusta Resource (*) ........................      88,200              345,744
  Capstone Mining (*) .........................     126,720              445,243
  Continental Minerals (*) ....................      81,000              203,514
  Copper Mountain Mining CAD(*) ...............     135,200              652,845
  Copper Mountain Mining USD(*) ...............      12,300               59,815
  Duluth Metals (*) ...........................      57,600              158,288
  First Quantum Minerals ......................      16,128            1,413,673
  HudBay Minerals, Cl B .......................      95,400            1,507,449
  Imperial Metals (*) .........................      11,196              272,510
  Inmet Mining ................................      21,600            1,292,735
  Ivanhoe Mines (*) ...........................      68,760            1,655,053
  Lundin Mining (*) ...........................     235,800            1,495,012
  Mercator Minerals (*) .......................     142,200              445,204
  Northern Dynasty Minerals (*) ...............      67,500              608,850
  Polymet Mining (*) ..........................     237,800              439,930
  Quadra FNX Mining (*) .......................      82,971            1,172,620
  Taseko Mines (*) ............................     141,690              896,898
                                                                    ------------
TOTAL CANADA ..................................                       13,065,383
                                                                    ------------
CHINA-- 5.1%

Basic Materials -- 5.1%
  Jiangxi Copper, Cl H ........................     547,200            1,524,824
                                                                    ------------
MEXICO-- 4.8%

Basic Materials -- 4.8%
  Grupo Mexico, Cl B ..........................     435,600            1,436,552
                                                                    ------------
POLAND-- 4.7%

Basic Materials -- 4.7%
  KGHM Polska Miedz ...........................      31,104            1,396,756
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                           GLOBAL X COPPER MINERS ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT           VALUE
                                                    -----------     ------------
COMMON STOCK -- continued

SOUTH AFRICA-- 0.9%

Basic Materials -- 0.9%
  Metorex (*) ...................................    414,000        $    258,672
                                                                    ------------
SWITZERLAND-- 4.2%

Basic Materials -- 4.2%
  Xstrata .......................................     65,340           1,264,783
                                                                    ------------
UNITED KINGDOM-- 8.9%

Basic Materials -- 8.9%
  Antofagasta ...................................     80,640           1,706,134
  Vedanta Resources .............................     28,800             956,405
                                                                    ------------
TOTAL UNITED KINGDOM ............................                      2,662,539
                                                                    ------------
UNITED STATES-- 15.0%

Basic Materials -- 15.0%
  Freeport-McMoRan Copper & Gold ................     19,085           1,806,968
  Kazakhmys .....................................     54,000           1,137,315
  Southern Copper ...............................     36,000           1,540,800
                                                                    ------------
TOTAL UNITED STATES ............................                       4,485,083
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $29,160,650) ............................                     29,924,542
                                                                    ------------
TIME DEPOSIT -- 0.2%
  Brown Brothers, 0.031%
    (Cost $63,927) .............................. $  63,927               63,927
                                                                    ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $29,224,577) ............................                   $ 29,988,469
                                                                    ============
PERCENTAGES ARE BASED ON NET ASSETS OF $29,928,577.
* Non-income producing security.

CAD -- CANADIAN DOLLAR
CL -- CLASS
USD -- UNITED STATES DOLLAR

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities            Level 1       Level 2        Level 3         Total
                                  ------------    ---------     -----------    ------------
  Common Stock                    $ 29,924,542    $      --     $        --    $ 29,924,542
  Time Deposit                              --       63,927              --         63,927
                                  ------------    ---------     -----------    ------------
Total Investments in Securities   $ 29,924,542    $  63,927     $        --    $ 29,988,469
                                  ============    =========     ===========    ============

There have been no significant transfers between Level 1 & Level 2.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

24.4% Utilities
19.1% Financials
18.6% Industrials
13.3% Consumer Services
10.8% Consumer Goods
8.0% Basic Materials
5.8% Telecommunications

+ Percentages based on total investments.

                                                    SHARES             VALUE
                                                   --------         ------------
COMMON STOCK -- 82.9%

BRAZIL-- 82.9%

Basic Materials -- 3.0%
  Fibria Celulose ADR (*) ......................     49,258         $    884,674
                                                                    ------------
Consumer Goods -- 10.5%
  Cosan, Cl A ..................................     27,430              360,705
  Cosan Industria e Comercio ...................     22,080              351,764
  Hypermarcas (*) ..............................     59,200              981,196
  Marfrig Alimentos ............................     30,400              271,832
  Natura Cosmeticos ............................     38,400            1,100,767
                                                                    ------------
                                                                       3,066,264
                                                                    ------------
Consumer Services -- 11.1%
  Cia Brasileira de Distribuicao Grupo Pao de
    Acucar ADR .................................     26,713            1,058,102
  Gol Linhas Aereas Inteligentes ADR ...........     22,390              394,960
  Lojas Renner .................................     27,200            1,082,289
  NET Servicos de Comunicacao ADR (*) ..........     20,369              273,148
  TAM ADR ......................................     17,344              427,876
                                                                    ------------
                                                                       3,236,375
                                                                    ------------
Financials -- 13.4%
  BR Malls Participacoes .......................     65,280              614,912
  Cyrela Brazil Realty Empreendimentos
    e Participacoes ............................     64,000              882,577
  MRV Engenharia e Participacoes ...............     70,400              687,224
  Multiplan Empreendimentos Imobiliarios .......     15,360              357,772
  PDG Realty Empreendimentos e Participacoes ...     65,600              814,486
  Porto Seguro .................................     37,600              550,228
                                                                    ------------
                                                                       3,907,199
                                                                    ------------
Industrials -- 18.5%
  All America Latina Logistica .................    144,000            1,365,766
  Cia de Concessoes Rodoviarias ................     35,200              955,055
  Duratex ......................................     51,200              591,907
  Empresa Brasileira de Aeronautica ADR ........     36,376            1,049,448
  LLX Logistica (*) ............................    102,400              562,916


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
                                                   --------         ------------
COMMON STOCK -- continued

Industrials -- continued
  Weg ...........................................    68,800         $    900,885
                                                                    ------------
                                                                       5,425,977
                                                                    ------------
Telecommunications -- 4.8%
  Telegraph Norte Leste Participacoes ADR .......    60,804              932,733
  Tim Participacoes ADR .........................    15,028              484,803
                                                                    ------------
                                                                       1,417,536
                                                                    ------------
Utilities -- 21.6%
  Cia de Saneamento Basico do Estado de
    Sao Paulo ADR ...............................    13,317              612,049
  Cia Energetica de Minas Gerais ADR ............    87,421            1,559,591
  Cia Paranaense de Energia ADR .................    23,443              544,581
  CPFL Energia ADR ..............................    20,354            1,462,028
  EDP - Energias do Brasil ......................    12,480              271,845
  Tractebel Energia .............................    42,880              647,474
  Ultrapar Participacoes ADR ....................    19,484            1,208,982
                                                                    ------------
                                                                       6,306,550
                                                                    ------------
TOTAL BRAZIL ....................................                     24,244,575
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $21,986,842) ............................                     24,244,575
                                                                    ------------
PREFERRED STOCK -- 16.8%

BRAZIL-- 16.8%

Basic Materials -- 4.9%
  Metalurgica Gerdau, Cl A ......................    60,800              933,481
  Suzano Papel e Celulose .......................    54,400              513,068
                                                                    ------------
                                                                       1,446,549
                                                                    ------------
Consumer Services -- 2.4%
  Lojas Americanas ..............................    64,000              686,658
                                                                    ------------
Financials -- 5.8%
  Banco do Estado do Rio Grande do Sul ..........    36,000              394,951
  Bradespar .....................................    51,200            1,298,573
                                                                    ------------
                                                                       1,693,524
                                                                    ------------
Telecommunications -- 0.8%
  Telemar Norte Leste (*) .......................     8,800              250,183
                                                                    ------------
Utilities -- 2.9%
  Cia Energetica de Sao Paulo ...................    31,200              489,513
  Eletropaulo Metropolitana Eletricidade
    de Sao Paulo ................................    20,160              350,784
                                                                    ------------
                                                                         840,297
                                                                    ------------
TOTAL BRAZIL ....................................                      4,917,211
                                                                    ------------
TOTAL PREFERRED STOCK
  (Cost $4,582,331) .............................                      4,917,211
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

                                                FACE AMOUNT             VALUE
                                                -----------         ------------
CORPORATE OBLIGATION -- 0.3%

  0Marfrig Alimentos, Convertible (1,2)
       1.04%, 07/15/15
       (Cost $70,659) ........................   $       12         $     71,750
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $26,639,832) .........................                      $ 29,233,536
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $29,242,121.
* Non-income producing security.
(1) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31 2010, was $71,750 and represents 0.3% of net assets.
(2) Securities considered illiquid. The total value of such securities as of October 31, 2010 was $71,750 and represented 0.3% of net assets

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities                 Level 1       Level 2       Level 3       Total
                                      ------------     ---------    ---------    ------------
  Common Stock                        $ 24,244,575     $      --    $      --    $ 24,244,575
  Preferred Stock                        4,917,211            --           --       4,917,211
  Corporate Obligation                          --            --       71,750          71,750
                                      ------------     ---------    ---------    ------------
Total Investments in Securities       $ 29,161,786     $      --    $  71,750    $ 29,233,536
                                      ============     =========    =========    ============

                                                           Investments in Corporate
                                                                Obligations
                                                           ------------------------
Beginning balance as of June 21, 2010                            $       --
     Accrued discounts/premiums                                          --
     Realized gain/(loss)                                                --
     Change in unrealized appreciation/(depreciation)                 1,091
     Net purchases                                                   70,659
     Net sales                                                           --
     Net transfer in Level 3                                             --
     Net transfer out of Level 3                                         --
                                                                 ----------
Ending balance as of October 31, 2010                            $   71,750
                                                                 ==========

There have been no significant transfers between Level 1 & Level 2.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X BRAZIL FINANCIALS ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTING (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

99.7% Financials
0.3% Short-Term Investments

+ Percentages based on total investments.

                                                         SHARES         VALUE
                                                         ------       ----------
COMMON STOCK -- 93.7%

BRAZIL-- 93.7%

Financials -- 93.7%
  Banco Bradesco ADR .................................    39,600      $  823,680
  Banco da Amazonia ..................................   453,600         157,853
  Banco do Brasil ....................................    40,950         795,136
  Banco Santander Brasil ADR .........................    26,910         387,504
  BM&F Bovespa .......................................    41,670         348,520
  BR Malls Participacoes .............................    43,560         410,318
  Brasil Brokers Participacoes .......................    25,200         139,571
  Brookfield Incorporacoes ...........................    30,600         165,508
  CETIP - Balcao Organizado de Ativos e Derivativos ..    30,825         328,177
  Cielo ..............................................    32,805         283,469
  Cyrela Brazil Realty Empreendimentos e Participacoes    25,560         352,479
  Even Construtora e Incorporadora ...................    18,450         103,818
  Iguatemi Empresa de Shopping Centers ...............     5,625         131,949
  Itau Unibanco Holding ADR ..........................    31,680         778,061
  MRV Engenharia e Participacoes .....................    42,750         417,313
  Multiplan Empreendimentos Imobiliarios .............    10,530         245,269
  PDG Realty Empreendimentos e Participacoes .........    32,940         408,981
  Porto Seguro .......................................    25,650         375,355
  Redecard ...........................................    18,360         238,136
  Rossi Residencial ..................................    24,300         238,930
  Sul America ........................................    17,280         203,744
                                                                      ----------
TOTAL BRAZIL .........................................                 7,333,771
                                                                      ----------
TOTAL COMMON STOCK
  (Cost $6,873,882) ..................................                 7,333,771
                                                                      ----------
PREFERRED STOCK -- 5.9%

BRAZIL-- 5.9%

Financials -- 5.9%
  Banco ABC Brasil ...................................     7,380          68,124
  Banco do Estado do Rio Grande do Sul ...............    24,570         269,554
  Banco Industrial e Comercial .......................     9,360          87,008


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X BRAZIL FINANCIALS ETF
--------------------------------------------------------------------------------

                                                      SHARES/FACE
                                                        AMOUNT           VALUE
                                                      -----------     ----------
PREFERRED STOCK -- continued

Financials -- continued
  Banco Panamericano ............................        7,470       $    33,442
                                                                     -----------
TOTAL BRAZIL ....................................                        458,128
                                                                     -----------
TOTAL PREFERRED STOCK
  (Cost $422,607) ...............................                        458,128
                                                                     -----------
TIME DEPOSIT -- 0.3%
  Brown Brothers, 0.031%
    (Cost $21,192) ..............................    $  21,192            21,192
                                                                     -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $7,317,681) .............................                    $ 7,813,091
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $7,829,337.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities             Level 1        Level 2      Level 3        Total
                                    -----------     ---------     -------     -----------
  Common Stock                      $ 7,333,771     $      --     $    --     $ 7,333,771
  Preferred Stock                       458,128            --          --         458,128
  Time Deposit                               --        21,192          --          21,192
                                    -----------     ---------     -------     -----------
Total Investments in Securities     $ 7,791,899     $  21,192     $    --     $ 7,813,091
                                    ===========     =========     =======     ===========

There have been no significant transfers between Level 1 & Level 2.













    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X BRAZIL CONSUMER ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

52.8% Consumer Goods
47.2% Consumer Services

+ Percentages based on total investments.

                                                       SHARES          VALUE
                                                      --------      ------------
COMMON STOCK -- 87.3%

BRAZIL-- 87.3%

Consumer Goods -- 46.1%
  BRF - Brasil Foods ADR ..........................     69,757      $  1,020,545
  Cia Hering ......................................     28,660         1,415,588
  Cosan, Cl A .....................................     77,447         1,018,428
  Cosan Industria e Comercio ......................     60,150           958,270
  Gafisa ADR ......................................     74,922         1,257,940
  Hypermarcas (*) .................................     61,400         1,017,660
  JBS .............................................    207,800           801,588
  M Dias Branco ...................................     11,515           292,052
  Marfrig Alimentos ...............................     82,650           739,043
  Natura Cosmeticos ...............................     40,075         1,148,782
  Sao Martinho ....................................     24,400           293,451
  SLC Agricola ....................................     28,775           356,420
  Souza Cruz ......................................     22,580         1,184,671
                                                                    ------------
                                                                      11,504,438
                                                                    ------------
Consumer Services -- 41.2%
  Anhanguera Educacional Participacoes ............     57,575         1,127,457
  B2W Cia Global Do Varejo ........................     29,040           529,106
  Companhia Brasileira de Distribuicao Grupo
    Pao de Acucar ADR .............................     28,454         1,127,063
  Drogasil ........................................     18,655           481,835
  Gol Linhas Aereas Inteligentes ADR ..............     62,790         1,107,616
  Localiza Rent a Car .............................     60,100           997,885
  Lojas Renner ....................................     34,810         1,385,091
  Marisa Lojas ....................................     29,280           473,205
  Multiplus .......................................     80,200         1,348,177
  NET Servicos de Comunicacao ADR (*) .............     36,950           495,499
  TAM ADR .........................................     48,609         1,199,184
                                                                    ------------
                                                                      10,272,118
                                                                    ------------
TOTAL BRAZIL ......................................                   21,776,556
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $19,904,813) ..............................                   21,776,556
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X BRAZIL CONSUMER ETF
--------------------------------------------------------------------------------

                                                     SHARES/FACE
                                                        AMOUNT          VALUE
                                                     -----------     -----------
PREFERRED STOCK -- 12.7%

BRAZIL-- 12.7%

Consumer Goods -- 6.6%
  Cia de Bebidas das Americas ADR .................      9,387       $ 1,307,046
  Sao Paulo Alpargatas ............................     55,050           339,314
                                                                     -----------
                                                                       1,646,360
                                                                     -----------
Consumer Services -- 6.1%
  Lojas Americanas ................................    122,650         1,315,916
  Saraiva Livreiros Editores ......................      9,760           212,654
                                                                     -----------
                                                                       1,528,570
                                                                     -----------
TOTAL BRAZIL ......................................                    3,174,930
                                                                     -----------
TOTAL PREFERRED STOCK
  (Cost $2,736,528) ...............................                    3,174,930
                                                                     -----------
CORPORATE OBLIGATION -- 0.2%

  Marfrig Alimentos, Convertible (1,2)
       1.04%, 07/15/15
       (Cost $35,152) .............................   $     6             35,852
                                                                     -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $22,676,493) ..............................                  $24,987,338
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $24,934,269.
* Non-income producing security.
(1) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31 2010 was $35,852 and represents 0.2% of net assets.
(2) Securities considered illiquid. The total value of such securities as of October 31, 2010 was $35,852 and represented 0.2% of Net Assets

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities             Level 1        Level 2         Level 3          Total
                                    ------------    ----------      ---------     ------------
  Common Stock                      $ 21,776,556    $       --      $      --     $ 21,776,556
  Preferred Stock                      3,174,930            --             --        3,174,930
  Corporate Obligation                        --            --         35,852           35,852
                                    ------------    ----------      ---------     ------------
Total Investments in Securities     $ 24,951,486    $       --      $  35,852     $ 24,987,338
                                    ============    ==========      =========     ============

                                                             Investments in Corporate
                                                                   Obligations
                                                             ------------------------
Beginning balance as of July 7, 2010                                 $     --
     Accrued discounts/premiums                                            --
     Realized gain/(loss)                                                  --
     Change in unrealized appreciation/(depreciation)                     700
     Net purchases                                                     35,152
     Net sales                                                             --
     Net transfer in and/or out of Level 3                                 --
                                                                    ---------
Ending balance as of October 31, 2010                               $  35,852
                                                                    =========

There have been no significant transfers between Level 1 & Level 2.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                   GLOBAL X /INTERBOLSA FTSE COLOMBIA 20 ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

40.0% Financials
33.1% Oil & Gas
9.0% Industrials
7.8% Utilities
4.6% Consumer Goods
4.4% Consumer Services
0.6% Short-Term Investments
0.5% Telecommunications

+ Percentages based on total investments.


                                                      SHARES           VALUE
                                                     ---------      ------------
COMMON STOCK -- 99.9%

COLOMBIA-- 99.9%

Consumer Goods -- 4.6%
  Grupo Nacional de Chocolates ..................      582,413      $  8,596,737
  Textiles Fabricato Tejicondor (*) .............   33,549,557           476,869
                                                                    ------------
                                                                       9,073,606
                                                                    ------------
Consumer Services -- 4.4%
  Almacenes Exito ...............................      661,847         8,683,757
                                                                    ------------
Financials -- 40.2%
  BanColombia ADR ...............................      580,699        39,168,147
  Bolsa de Valores de Colombia ..................  102,183,484         2,524,980
  Cia Colombiana de Inversiones .................    2,363,190         8,449,192
  Financiera Colombiana .........................      454,807         8,448,689
  Grupo Aval Acciones y Valores .................   11,828,195         9,634,819
  Grupo de Inversiones Suramericana .............      407,813         9,140,790
  Helm Bank .....................................    3,130,916           818,160
  Interbolsa ....................................      559,122           803,898
                                                                    ------------
                                                                      78,988,675
                                                                    ------------
Industrials -- 9.1%
  Cementos Argos ................................    1,235,448         8,577,624
  Inversiones Argos .............................      716,197         8,613,784
  Tableros y Maderas de Caldas ..................  105,578,704           573,722
                                                                    ------------
                                                                      17,765,130
                                                                    ------------
Oil & Gas -- 33.3%
  Ecopetrol ADR .................................      869,494        41,509,644
  Pacific Rubiales Energy CAD(*) ................      547,729        17,476,366
  Pacific Rubiales Energy COP(*) ................       30,089           954,058
  Pacific Rubiales Energy USD(*) ................       44,894         1,427,629
  Sociedad de Inversiones en Energia ............      503,012         4,014,856
                                                                    ------------
                                                                      65,382,553
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                   GLOBAL X /INTERBOLSA FTSE COLOMBIA 20 ETF
--------------------------------------------------------------------------------

                                                   SHARES/FACE
                                                      AMOUNT            VALUE
                                                   -----------     -------------
COMMON STOCK -- continued

Telecommunications -- 0.5%
  Empresa de Telecomunicaciones de Bogota (*) ....   2,317,881     $     937,695
                                                                   -------------
Utilities -- 7.8%
  Interconexion Electrica ........................   1,139,101         9,091,884
  Isagen .........................................   4,473,808         6,297,866
                                                                   -------------
                                                                      15,389,750
                                                                   -------------
TOTAL COLOMBIA ...................................                   196,221,166
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $174,289,129) ............................                   196,221,166
                                                                   -------------
TIME DEPOSIT -- 0.6%
  Brown Brothers, 0.031%
    (Cost $1,101,675) ............................ $ 1,101,675         1,101,675
                                                                   -------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $175,390,804) ............................                 $ 197,322,841
                                                                   =============
PERCENTAGES ARE BASED ON NET ASSETS OF $196,354,919.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CAD -- CANADIAN DOLLAR
COP -- COLOMBIAN PESO
USD -- UNITED STATES DOLLAR

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities            Level 1          Level 2       Level 3           Total
                                  -------------    ------------   -----------     -------------
  Common Stock                    $ 196,221,166    $         --   $        --     $ 196,221,166
  Time Deposit                               --       1,101,675            --         1,101,675
                                  -------------    ------------   -----------     -------------
Total Investments in Securities   $ 196,221,166    $  1,101,675   $        --     $ 197,322,841
                                  =============    ============   ===========     =============

There have been no significant transfers between Level 1 & Level 2.











    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X FTSE NORDIC 30 ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

29.0% Financials
16.1% Industrials
12.6% Technology
9.9% Health Care
8.2% Oil & Gas
6.3% Consumer Goods
6.0% Telecommunications
5.3% Basic Materials
3.9% Consumer Services
2.4% Utilities
0.3% Short-Term Investments

+ Percentages based on total investments.
                                                        SHARES          VALUE
                                                        ------       -----------
COMMON STOCK -- 100.0%

DENMARK-- 20.0%

Consumer Goods -- 2.6%
  Carlsberg, Cl B ...................................    3,000       $   328,059
                                                                     -----------
Financials -- 3.6%
  Danske Bank .......................................   17,200           457,378
                                                                     -----------
Health Care -- 9.9%
  Novo Nordisk ADR ..................................   11,939         1,251,207
                                                                     -----------
Industrials -- 2.7%
  A P Moller - Maersk, Cl B .........................       40           347,093
                                                                     -----------
Oil & Gas -- 1.2%
  Vestas Wind Systems (*) ...........................    4,880           155,721
                                                                     -----------
TOTAL DENMARK .......................................                  2,539,458
                                                                     -----------
FINLAND-- 15.1%

Basic Materials -- 1.7%
  UPM-Kymmene .......................................   12,850           213,690
                                                                     -----------
Financials -- 3.0%
  Sampo, Cl A .......................................   13,618           381,478
                                                                     -----------
Industrials -- 1.7%
  Kone, Cl B ........................................    3,940           211,091
                                                                     -----------
Technology -- 6.3%
  Nokia ADR .........................................   74,850           799,398
                                                                     -----------
Utilities -- 2.4%
  Fortum ............................................   10,850           307,563
                                                                     -----------
TOTAL FINLAND .......................................                  1,913,220
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X FTSE NORDIC 30 ETF
--------------------------------------------------------------------------------

                                                        SHARE           VALUE
                                                        -----        -----------
COMMON STOCK -- continued

NORWAY-- 18.3%

Basic Materials -- 3.7%
  Norsk Hydro ......................................    29,559       $   180,273
  Yara International ...............................     5,500           288,100
                                                                     -----------
                                                                         468,373
                                                                     -----------
Consumer Goods -- 1.9%
  Orkla ............................................    24,700           238,183
                                                                     -----------
Financials -- 3.2%
  DnB ..............................................    29,575           404,400
                                                                     -----------
Oil & Gas -- 7.0%
  Seadrill .........................................     7,517           226,792
  Statoil ADR ......................................    30,248           660,314
                                                                     -----------
                                                                         887,106
                                                                     -----------
Telecommunications -- 2.5%
  Telenor ..........................................    19,800           318,051
                                                                     -----------
TOTAL NORWAY .......................................                   2,316,113
                                                                     -----------
SWEDEN-- 46.6%

Consumer Goods -- 1.8%
  Svenska Cellulosa, Cl B ..........................    14,900           230,528
                                                                     -----------
Consumer Services -- 3.9%
  Hennes & Mauritz, Cl B ...........................    14,172           498,214
                                                                     -----------
Financials -- 19.2%
  Investor, Cl B ...................................    11,400           233,411
  Nordea Bank ......................................    98,000         1,076,432
  Skandinaviska Enskilda Banken, Cl A ..............    50,200           387,965
  Svenska Handelsbanken, Cl A ......................    15,300           499,025
  Swedbank * .......................................    16,977           236,422
                                                                     -----------
                                                                       2,433,255
                                                                     -----------
Industrials -- 11.8%
  Atlas Copco, Cl A ................................    15,900           331,482
  Sandvik ..........................................    29,400           442,135
  SKF, Cl B ........................................    10,300           265,341
  Volvo, Cl B * ....................................    34,200           461,969
                                                                     -----------
                                                                       1,500,927
                                                                     -----------
Technology -- 6.3%
  Ericsson ADR .....................................    73,100           803,369
                                                                     -----------
Telecommunications -- 3.6%
  TeliaSonera ......................................    54,000           449,590
                                                                     -----------
TOTAL SWEDEN .......................................                   5,915,883
                                                                     -----------
TOTAL COMMON STOCK
  (Cost $11,126,807) ...............................                  12,684,674
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X FTSE NORDIC 30 ETF
--------------------------------------------------------------------------------

                                                   FACE AMOUNT         VALUE
                                                   -----------      ------------
TIME DEPOSIT -- 0.3%
  Brown Brothers, 0.031%
    (Cost $34,696) ..............................   $   34,696      $     34,696
                                                                    ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $11,161,503) ............................                   $ 12,719,370
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $12,683,474.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities              Level 1       Level 2       Level 3          Total
                                    ------------    ---------    -----------    --------------
  Common Stock                      $ 12,684,674    $      --    $        --    $   12,684,674
  Time Deposit                                --       34,696             --            34,696
                                    ------------    ---------    -----------    --------------
Total Investments in Securities     $ 12,684,674    $  34,696    $        --    $   12,719,370
                                    ============    =========    ===========    ==============

There have been no significant transfers between Level 1 & Level 2.



























    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X CHINA CONSUMER ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

50.5% Consumer Goods
43.0% Consumer Services
6.5% Health Care
0.0% Short-Term Investments

+ Percentages based on total investments.

                                                      SHARES            VALUE
                                                      ------         -----------
COMMON STOCK -- 100.0%

CHINA-- 78.9%

Consumer Goods -- 39.0%
  361 Degrees International .....................    1,896,200       $ 1,837,147
  Anta Sports Products ..........................    2,318,000         4,784,684
  AviChina Industry & Technology, Cl H (*) ......    5,178,000         2,798,955
  BaWang International Group Holding ............    2,646,000         1,112,826
  China Huiyuan Juice Group .....................    1,376,500           923,420
  China Yurun Food Group ........................    2,320,687         9,026,591
  Dongfeng Motor Group, Cl H ....................    4,935,900        10,697,825
  Great Wall Motor, Cl H ........................    1,255,600         3,944,302
  Li Ning .......................................    1,839,719         5,245,219
  Shenzhou International Group Holdings .........    1,135,200         1,318,059
  Tingyi Cayman Islands Holding .................    2,890,920         7,869,341
  Tsingtao Brewery, Cl H ........................    1,134,947         6,069,040
  Uni-President China Holdings ..................    3,061,600         2,180,256
  Want Want China Holdings ......................    9,478,100         8,742,732
  Zhongpin (*) ..................................       77,106         1,559,083
                                                                     -----------
                                                                      68,109,480
                                                                     -----------
Consumer Services -- 33.4%
  Air China, Cl H ...............................    6,279,000         8,440,692
  AirMedia Group ADR (*) ........................      206,400         1,426,224
  Ajisen China Holdings .........................    1,221,200         2,196,188
  China Southern Airlines, Cl H (*) .............    4,281,522         2,910,909
  Focus Media Holding ADR (*) ...................      190,900         4,724,775
  Golden Eagle Retail Group .....................    1,909,200         5,073,860
  Home Inns & Hotels Management ADR (*) .........       80,870         4,137,309
  Intime Department Store Group .................    3,113,200         4,771,373
  New Oriental Education & Technology Group
    ADR (*) .....................................       74,120         7,958,264
  Parkson Retail Group ..........................    4,146,000         7,498,893
  PCD Stores ....................................    7,534,444         2,430,027
  Peak Sport Products ...........................    2,631,600         2,098,110
  Shanghai Jin Jiang International Hotels Group,
    Cl H ........................................    3,887,200           972,878
  VisionChina Media ADR (*) .....................      146,050           609,028
  Wumart Stores, Cl H ...........................    1,341,600         3,150,027
                                                                     -----------
                                                                      58,398,557
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X CHINA CONSUMER ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                     ----------    -------------
COMMON STOCK -- continued

Health Care -- 6.5%
   Shandong Weigao Group Medical Polymer, Cl H ..    1,996,060     $   5,291,823
   Sinopharm Group, Cl H ........................    1,548,000         6,081,043
                                                                   -------------
                                                                      11,372,866
                                                                   -------------
TOTAL CHINA .....................................                    137,880,903
                                                                   -------------
HONG KONG-- 21.1%

Consumer Goods -- 11.6%
   Bosideng International Holdings ..............    6,725,200         3,401,035
   China Agri-Industries Holdings ...............    4,180,161         6,083,058
   China Foods ..................................    2,304,800         1,914,869
   Guangzhou Automobile Group, Cl H .............    5,829,514         8,874,302
                                                                   -------------
                                                                      20,273,264
                                                                   -------------
Consumer Services -- 9.5%
   China Dongxiang Group ........................    8,100,764         4,535,609
   China Resources Enterprise ...................    2,045,643         8,642,930
   China Travel International Inv HK * ..........    8,669,400         2,069,096
   New World Department Store China .............    1,494,900         1,388,559
                                                                   -------------
                                                                      16,636,194
                                                                   -------------
TOTAL HONG KONG .................................                     36,909,458
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $153,554,971) ..........................                    174,790,361
                                                                   -------------
TIME DEPOSIT -- 0.0%
   Brown Brothers, 0.031%
     (Cost $50,636) .............................  $    50,636            50,636
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $153,605,607) ..........................                  $ 174,840,997
                                                                   =============
PERCENTAGES ARE BASED ON NET ASSETS OF $174,875,063.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES             LEVEL 1         LEVEL 2      LEVEL 3           TOTAL
                                   -------------     --------     ---------       -------------
  Common Stock                     $ 174,790,361     $     --     $      --       $ 174,790,361
  Time Deposit                                --       50,636            --              50,636
                                   -------------     --------     ---------       -------------
Total Investments in Securities    $ 174,790,361     $ 50,636     $      --       $ 174,840,997
                                   =============     ========     =========       =============

There have been no significant transfers between Level 1 & Level 2.


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                           GLOBAL X CHINA ENERGY ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

83.8% Energy
16.0% Utilities
0.2% Short-Term Investments

+ Percentages based on total investments.

                                                       SHARES           VALUE
                                                       ------        -----------
COMMON STOCK -- 100.0%

CHINA-- 69.2%

Energy -- 60.6%
  China Coal Energy, Cl H .........................    135,000       $   233,377
  China Longyuan Power Group, Cl H (*) ............    144,655           150,601
  China Oilfield Services, Cl H ...................    107,043           173,723
  China Petroleum & Chemical, Cl H ................    557,400           525,659
  China Shenhua Energy, Cl H ......................     96,800           430,838
  Honghua Group * .................................    113,400            17,117
  JA Solar Holdings ADR (*) .......................     10,750            89,763
  LDK Solar ADR (*) ...............................      8,475            96,361
  PetroChina, Cl H ................................    386,000           471,084
  Renesola ADR (*) ................................      4,775            57,156
  Solarfun Power Holdings ADR (*) .................      3,724            38,022
  Suntech Power Holdings ADR (*) ..................      8,140            69,109
  Tianneng Power International ....................     69,000            30,978
  Trina Solar ADR (*) .............................      6,040           161,630
  Yanzhou Coal Mining, Cl H .......................     84,204           242,247
  Yingli Green Energy Holding ADR (*) .............      6,225            72,583
                                                                     -----------
                                                                       2,860,248
                                                                     -----------
Utilities -- 8.6%
  Datang International Power Generation, Cl H .....    217,069            87,372
  ENN Energy Holdings .............................     57,712           155,442
  Huadian Power International, Cl H ...............    149,400            34,308
  Huaneng Power International, Cl H ...............    224,123           128,088
                                                                     -----------
                                                                         405,210
                                                                     -----------
TOTAL CHINA .......................................                    3,265,458
                                                                     -----------
HONG KONG-- 30.8%

Energy -- 23.3%
  Beijing Enterprises Holdings ....................     31,800           217,637
  CNOOC ...........................................    263,400           545,734
  Fushan International Energy Group ...............    210,609           141,286
  Kunlun Energy ...................................    155,341           197,598
                                                                     -----------
                                                                       1,102,255
                                                                     -----------
Utilities -- 7.5%
  China Power International Development ...........    183,600            41,687
  China Resources Power Holdings ..................     92,400           177,853


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                           GLOBAL X CHINA ENERGY ETF
--------------------------------------------------------------------------------

                                                     SHARES/FACE
                                                       AMOUNT           VALUE
                                                   ---------------  ------------
COMMON STOCK -- continued

Utilities -- continued
  GCL Poly Energy Holdings * ...................       418,657       $   132,866
                                                                     -----------
                                                                         352,406
                                                                     -----------
TOTAL HONG KONG ................................                       1,454,661
                                                                     -----------
TOTAL COMMON STOCK
  (Cost $4,505,984) ............................                       4,720,119
                                                                     -----------
TIME DEPOSIT -- 0.2%
  Brown Brothers, 0.031%
    (Cost $7,123) ..............................   $     7,123             7,123
                                                                     -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $4,513,107) ............................                     $ 4,727,242
                                                                     ===========
PERCENTAGES ARE BASED ON NET ASSETS OF $4,717,314.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities             Level 1        Level 2          Level 3        Total
                                    -----------     ----------       ---------    -----------
  Common Stock                      $ 4,720,119     $      --        $     --     $ 4,720,119
  Time Deposit                               --          7,123             --           7,123
                                    -----------     ----------       ---------    -----------
Total Investments in Securities     $ 4,720,119     $    7,123       $     --     $ 4,727,242
                                    ===========     ==========       =========    ===========

There have been no significant transfers between Level 1 & Level 2.













    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X CHINA FINANCIALS ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

100.0% Financials

+ Percentages based on total investments.

                                                     SHARES            VALUE
                                                    --------        ------------
COMMON STOCK -- 99.8%

CHINA-- 85.1%

Financials -- 85.1%
  Agile Property Holdings .......................      771,900      $  1,015,737
  Bank of China, Cl H ...........................   12,564,153         7,520,921
  Bank of Communications, Cl H ..................    2,825,427         3,087,361
  China Citic Bank, Cl H ........................    4,590,079         3,333,868
  China Construction Bank, Cl H .................    7,946,439         7,575,945
  China Life Insurance, Cl H ....................    1,379,431         6,041,707
  China Merchants Bank, Cl H ....................    1,243,433         3,529,108
  China Minsheng Banking, Cl H ..................      594,190           552,689
  China Pacific Insurance Group, Cl H ...........      720,792         2,989,584
  CNinsure ADR ..................................       25,690           660,233
  Country Garden Holdings .......................    1,972,057           697,092
  E-House China Holdings ADR ....................       26,050           435,295
  Evergrande Real Estate Group ..................    2,610,558         1,108,024
  Greentown China Holdings ......................      333,692           386,582
  Guangzhou R&F Properties ......................      538,355           768,146
  Industrial & Commercial Bank of China, Cl H ...    8,816,833         7,097,690
  Longfor Properties ............................      706,223           840,937
  PICC Property & Casualty, Cl H (*) ............    1,916,611         2,828,654
  Ping An Insurance Group of China, Cl H ........      337,866         3,637,397
  Renhe Commercial Holdings .....................    4,988,163           952,406
  Shimao Property Holdings ......................      826,892         1,367,592
  Shui On Land ..................................    1,455,157           730,263
  Sino-Ocean Land Holdings ......................    2,390,350         1,646,731
  Soho China ....................................    1,050,674           893,250
                                                                    ------------
TOTAL CHINA .....................................                     59,697,212
                                                                    ------------
HONG KONG-- 14.7%

Financials -- 14.7%
  China Everbright ..............................      400,722         1,041,689
  China Overseas Land & Investment ..............    1,523,310         3,203,286
  China Resources Land ..........................    1,046,429         2,062,780
  China Taiping Insurance Holdings (*) ..........      427,730         1,572,658
  Franshion Properties China ....................    1,484,979           480,855
  Hopson Development Holdings ...................      342,496           383,085
  KWG Property Holding ..........................      667,262           528,548
  Poly Hong Kong Investments ....................      639,659           658,524


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X CHINA FINANCIALS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------      ------------
COMMON STOCK -- continued

Financials -- continued
  Shenzhen Investment ............................   1,067,862      $    382,983
                                                                    ------------
TOTAL HONG KONG ..................................                    10,314,408
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $67,004,786) .............................                    70,011,620
                                                                    ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $67,004,786) .............................                  $ 70,011,620
                                                                    ============
PERCENTAGES ARE BASED ON NET ASSETS OF $70,158,407.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities              Level 1       Level 2       Level 3         Total
                                    ------------    ---------    ---------     -------------
  Common Stock                      $ 70,011,620    $      --    $      --     $  70,011,620
                                    ------------    ---------    ---------     -------------
Total Investments in Securities     $ 70,011,620    $      --    $      --     $  70,011,620
                                    ============    =========    =========     =============

There have been no significant transfers between Level 1 & Level 2.














    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X CHINA INDUSTRIALS ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

100.0% Industrials

+ Percentages based on total investments.

                                                      SHARES            VALUE
                                                     --------       ------------
COMMON STOCK -- 100.0%

CHINA-- 83.6%

Industrials -- 83.6%
  Anhui Conch Cement, Cl H ........................    161,200      $    675,878
  A-Power Energy Generation Systems (*) ...........      8,780            62,689
  Asia Cement China Holdings ......................    142,500            65,262
  BBMG ............................................    302,410           429,930
  Byd, Cl H .......................................     60,400           368,179
  China Communications Construction, Cl H .........    558,592           533,990
  China COSCO Holdings, Cl H ......................    406,356           473,909
  China National Building Material, Cl H ..........    350,906           855,603
  China National Materials ........................    312,953           278,983
  China Railway Construction, Cl H ................    405,000           506,289
  China Railway Group, Cl H .......................    783,100           631,418
  China Shanshui Cement Group .....................    512,467           364,943
  China Shipping Container Lines, Cl H (*) ........    980,870           398,604
  China Shipping Development, Cl H ................    350,075           509,437
  CSR Corp ........................................    497,481           506,376
  Dongfang Electric, Cl H .........................     86,104           418,779
  Duoyuan Global Water ADR (*) ....................      6,340            79,313
  Guangshen Railway, Cl H .........................    389,154           157,140
  Harbin Electric (*) .............................      5,140           110,818
  Harbin Power Equipment, Cl H ....................    166,895           224,783
  Metallurgical Corp of China, Cl H (*) ...........    807,000           390,413
  Sany Heavy Equipment International Holdings .....    161,792           231,686
  Shanghai Electric Group, Cl H ...................    759,418           508,473
  Sinotrans, Cl H .................................    415,609           112,060
  Sinotruk Hong Kong ..............................    178,806           205,994
  Weichai Power, Cl H .............................     49,545           650,680
  Yangzijiang Shipbuilding Holdings ...............    447,376           646,417
  Zhuzhou CSR Times Electric, Cl H ................    114,447           349,185
                                                                    ------------
TOTAL CHINA ......................................                    10,747,231
                                                                    ------------
HONG KONG-- 16.4%

Industrials -- 16.4%
  Beijing Capital International Airport, Cl H .....    397,811           219,655
  China High Speed Transmission Equipment Group ...    210,276           429,699
  China Resources Cement Holdings (*) .............    466,362           329,703
  Citic Resources Holdings (*) ....................    566,208           144,631
  Shanghai Industrial Holdings ....................    121,631           560,186
  Shenzhen International Holdings .................  1,855,046           145,984


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X CHINA INDUSTRIALS ETF
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                       --------    -------------
COMMON STOCK -- continued

Industrials -- continued
  Sinotrans Shipping ..............................    347,450     $     140,299
  Tianjin Development Holdings * ..................    168,000           129,608
                                                                    ------------
TOTAL HONG KONG ...................................                    2,099,765
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $12,307,366) ..............................                   12,846,996
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $12,307,366) ..............................                 $ 12,846,996
                                                                    ============
PERCENTAGES ARE BASED ON NET ASSETS OF $12,850,150.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities            Level 1         Level 2       Level 3        Total
                                   ------------    ----------    ---------    ------------
  Common Stock                     $ 12,846,996    $       --    $      --    $ 12,846,996
                                   ------------    ----------    ---------    ------------
Total Investments in Securities    $ 12,846,996    $       --    $      --    $ 12,846,996
                                   ============    ==========    =========    ============

There have been no significant transfers between Level 1 & Level 2.























    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X CHINA TECHNOLOGY ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

86.1% Techhnology
13.9% Telecommunications

+ Percentages based on total investments.

                                                      SHARES           VALUE
                                                     --------       ------------
COMMON STOCK -- 100.1%

CHINA-- 91.4%

Technology -- 81.5%
  AAC Acoustic Technologies Holdings ..............     79,000      $    190,381
  Alibaba.com (*) .................................     96,567           188,614
  AsiaInfo Holdings (*) ...........................      4,350            96,657
  Baidu ADR (*) ...................................      2,670           293,727
  BYD Electronic International ....................     94,000            49,599
  China Communications Services, Cl H .............    223,000           130,036
  Ctrip.com International ADR (*) .................      5,070           263,995
  Foxconn International Holdings (*) ..............    182,000           134,304
  Giant Interactive Group ADR .....................     23,700           168,270
  Kingdee International Software Group ............    173,000            91,283
  Kingsoft ........................................     58,000            29,332
  Lenovo Group ....................................    289,500           187,487
  Netease.com ADR (*) .............................      5,190           216,942
  Perfect World ADR (*) ...........................      4,600           149,040
  Semiconductor Manufacturing International (*) ...  1,925,000           161,422
  Shanda Interactive Entertainment ADR (*) ........      4,100           165,681
  Sina (*) ........................................      4,460           251,098
  Sohu.com (*) ....................................      3,340           248,830
  Tencent Holdings ................................      9,450           216,396
  VanceInfo Technologies ADR (*) ..................      3,241           117,875
  ZTE, Cl H .......................................     41,400           153,820
                                                                    ------------
                                                                       3,504,789
                                                                    ------------
Telecommunications -- 9.9%
  China Telecom, Cl H .............................    363,000           187,789
  China Unicom Hong Kong ..........................    149,904           213,116
  KongZhong ADR (*) ...............................      3,480            25,752
                                                                    ------------
                                                                         426,657
                                                                    ------------
TOTAL CHINA .......................................                    3,931,446
                                                                    ------------
HONG KONG-- 8.7%

Technology -- 4.7%
  Longtop Financial Technologies ADR (*) ..........      5,485           199,325
                                                                    ------------
Telecommunications -- 4.0%
  China Mobile ....................................     17,000           173,149
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                         GLOBAL X CHINA TECHNOLOGY ETF
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                     -----------
COMMON STOCK -- continued
TOTAL HONG KONG ...................................                  $   372,474
                                                                     -----------
TOTAL COMMON STOCK
  (Cost $3,810,056) ...............................                    4,303,920
                                                                     -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $3,810,056) ...............................                  $ 4,303,920
                                                                     ===========
PERCENTAGES ARE BASED ON NET ASSETS OF $4,301,280.
* Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:

Investments in Securities            Level 1       Level 2      Level 3       Total
                                   -----------    ---------    --------    ------------
  Common Stock                     $ 4,303,920    $      --    $     --    $  4,303,920
                                   -----------    ---------    --------    ------------
Total Investments in Securities    $ 4,303,920    $      --    $     --    $  4,303,920
                                   ===========    =========    ========    ============

There have been no significant transfers between Level 1 & Level 2.

























    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X CHINA MATERIALS ETF
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR GRAPH OMITTED]

100.0% Basic Materials

+ Percentages based on total investments.

                                                      SHARES            VALUE
                                                     --------       ------------
COMMON STOCK -- 100.1%

CHINA-- 78.2%

Basic Materials -- 78.2%
  Aluminum Corp of China, Cl H * ..................  2,346,300      $  2,227,826
  Angang Steel, Cl H ..............................  1,460,700         2,295,240
  China Agritech (*) ..............................     44,240           568,484
  China BlueChemical ..............................  4,053,285         3,205,439
  China Green Agriculture (*) .....................     67,150           493,552
  China Molybdenum, Cl H ..........................  2,891,314         2,775,160
  China Rare Earth Holdings * .....................  3,790,945         2,063,858
  China Vanadium Titano - Magnetite Mining (*) ....  4,241,900         2,205,390
  China XLX Fertiliser ............................  1,533,679           699,174
  Chongqing Iron & Steel, Cl H * ..................  1,990,617           559,840
  Dongyue Group ...................................  3,554,334         1,563,624
  General Steel Holdings (*) ......................     59,250           175,973
  Gulf Resources (*) ..............................     66,280           556,752
  Hunan Non-Ferrous Metal, Cl H * .................  5,798,600         2,588,327
  Jiangxi Copper, Cl H ............................  1,098,100         3,059,958
  Maanshan Iron & Steel, Cl H .....................  4,495,908         2,575,255
  Real Gold Mining (*) ............................  1,209,005         2,152,420
  ShengdaTech (*) .................................    117,400           743,142
  Sinopec Shanghai Petrochemical, Cl H ............  6,478,000         2,908,306
  Sinopec Yizheng Chemical Fibre, Cl H (*) ........  5,482,817         2,044,191
  Xinjiang Xinxin Mining Industry, Cl H ...........  2,606,954         1,762,319
  Yongye International (*) ........................    134,350         1,073,456
  Zhaojin Mining Industry .........................  1,248,200         3,880,798
  Zijin Mining Group, Cl H ........................  3,058,149         2,884,004
                                                                    ------------
TOTAL CHINA .......................................                   45,062,488
                                                                    ------------
HONG KONG-- 21.9%

Basic Materials -- 21.9%
  Citic Pacific ...................................  1,106,489         2,947,725
  Fufeng Group ....................................  2,859,807         2,542,001
  Lumena Resources (1,2) ..........................  2,773,555         1,048,393
  Shougang Concord International Enterprises * .... 11,067,900         1,856,216
  Sinofert Holdings * .............................  4,566,200         2,415,231
  Yingde Gases (*) ................................  2,115,900         1,815,251
                                                                    ------------
                                                                      12,624,817
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2010

                          GLOBAL X CHINA MATERIALS ETF
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                    ------------
COMMON STOCK -- continued
TOTAL HONG KONG ...................................                 $ 12,624,817
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $46,775,714) ..............................                   57,687,305
                                                                    ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $46,775,714) ..............................                 $ 57,687,305
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $57,641,714.
* Non-income producing security.
(1) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2010, was $1,048,393 and represents 1.8% of net assets.
(2) Securities considered illiquid. The total value of such securities as of October 31, 2010 was $1,048,393 and represented 1.8% of Net Assets.
CL -- CLASS

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's investments carried at value:


Investments in Securities                    Level 1      Level 2      Level 3         Total
                                         ------------    --------    -----------    ------------
  Common Stock                           $ 56,638,912    $     --    $ 1,048,393    $ 57,687,305
                                         ------------    --------    -----------    ------------
Total Investments in Securities          $ 56,638,912    $     --    $ 1,048,393    $ 57,687,305
                                         ============    ========    ===========    ============

                                                       Investments in Securities
                                                       -------------------------
Beginning balance as of January 12, 2010                    $        --
     Accrued discounts/premiums                                      --
     Realized gain/(loss)                                            --
     Change in unrealized appreciation/(depreciation)                --
     Net purchases                                                   --
     Net sales                                                       --
     Net transfer in Level 3                                  1,048,393
     Net transfer out of Level 3                                     --
                                                            -----------
Ending balance as of October 31, 2010                       $ 1,048,393
                                                            ===========

For the period ended October 31, 2010, transfers between Level 1 and Level 3 assets and liabilities totaled $1,048,393.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the classification change was a temporary trading suspension of the investment's shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.













    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------


                                             GLOBAL X SILVER     GLOBAL X        GLOBAL X COPPER    GLOBAL X BRAZIL
                                                MINERS ETF      LITHIUM ETF         MINERS ETF        MID CAP ETF
                                             --------------   ----------------   ---------------    ---------------
ASSETS:
 Cost of Investments                          $ 142,441,642    $ 71,144,283       $ 29,224,577        $ 26,639,832
 Cost of Foreign Currency                            14,006       1,625,084              4,255              40,154
                                              -------------    ------------       ------------        ------------
 Investments at Value                         $ 171,738,823    $ 78,343,822       $ 29,988,469        $ 29,233,536
 Foreign Currency at Value                           14,192       1,639,069              4,365              40,558
 Unrealized Appreciation on Forward
  Foreign Currency Contracts                             --             701                 35                  --
 Receivable for Capital Shares Sold               4,040,000       2,964,000          1,641,500                  --
 Dividend and Interest Receivable                         2              --              3,023              10,760
 Receivable for Foreign Currency Contracts               --              --                 --                  --
 Reclaim Receivable                                      --              --                112                  --
                                              -------------    ------------       ------------        ------------
 TOTAL ASSETS                                   175,793,017      82,947,592         31,637,504          29,284,854
                                              -------------    ------------       ------------        ------------
LIABILITIES:

 Payable for Investment Securities Purchased      4,039,316       2,962,443          1,699,089                  --
 Payable due to Investment Adviser                   81,867          39,487              9,838              14,735
 Payable due to Custody                                  --              --                 --                  --
 Payable for Foreign Currency Contracts                  --              --                 --                  --
 Unrealized Depreciation on Forward
  Foreign Currency Contracts                             --          14,104                 --                  --
 Due to Custodian                                        --       1,614,993                 --              27,998
 Overdraft of Foreign Currency                           --              --                 --                  --
 Other Payables                                          --              --                 --                  --
                                              -------------    ------------       ------------        ------------
 TOTAL LIABILITIES                                4,121,183       4,631,027          1,708,927              42,733
                                              -------------    ------------       ------------        ------------
 NET ASSETS                                   $ 171,671,834    $ 78,316,565       $ 29,928,577        $ 29,242,121
                                              =============    ============       ============        ============
 Proceeds of Foreign Currency                 $          --    $         --       $         --        $         --
                                              -------------    ------------       ------------        ------------
NET ASSETS CONSIST OF:

 Paid-in Capital                              $ 142,150,366    $ 71,062,500       $ 29,170,000        $ 26,555,500
 Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                 221,096         (50,941)             4,749              57,041
 Accumulated Net Realized Gain (Loss) on
  Investments and Foreign Currency
  Translations                                        3,005         104,884            (10,213)             35,266
 Net Unrealized Appreciation on Investments      29,297,181       7,199,539            763,892           2,593,704
 Net Unrealized Appreciation (Depreciation)
  on Foreign Currency Translations                      186             583                149                 610
                                              -------------    ------------       ------------        ------------
 NET ASSETS                                   $ 171,671,834    $ 78,316,565       $ 29,928,577        $ 29,242,121
                                              =============    ============       ============        ============
 Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value)       8,500,000       3,950,000          1,800,000           1,600,000
                                              =============    ============       ============        ============
 Net Asset Value, Offering and Redemption
  Price Per Share                                    $20.20          $19.83             $16.63              $18.28
                                              =============    ============       ============        ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                               GLOBAL
    GLOBAL X BRAZIL    GLOBAL X BRAZIL   X/INTERBOLSA FTSE    GLOBAL X FTSE   GLOBAL X CHINA   GLOBAL X CHINA
    FINANCIALS ETF      CONSUMER ETF      COLOMBIA 20 ETF     NORDIC 30 ETF    CONSUMER ETF      ENERGY ETF
    ---------------    ---------------   -----------------    -------------   --------------    -------------
      $ 7,317,681        $ 22,676,493      $ 175,390,804       $ 11,161,503   $ 153,605,607      $ 4,513,107
           11,404               5,621                 --                 --              --               --
      -----------        ------------      -------------       ------------   -------------      -----------
      $ 7,813,091        $ 24,987,338      $ 197,322,841       $ 12,719,370   $ 174,840,997      $ 4,727,242
           11,469               5,789                 --                 --              --               --
               --                  --                 --                  6               4                1
          864,500             997,500          8,253,900                 --       7,048,500               --
            4,473               3,412             91,448                 --         146,189               --
               --                  --          1,066,082                 --              --               --
               --                  --                 --              1,854              --               --
      -----------        ------------      -------------       ------------   -------------      -----------
        8,693,533          25,994,039        206,734,271         12,721,230     182,035,690        4,727,243
      -----------        ------------      -------------       ------------   -------------      -----------
          860,091             996,969          8,253,638                 --       7,042,929               --
            4,105              13,866             90,899              6,584          88,366            2,642
               --                  --             52,277                 --              --               --
               --                  --          1,067,758                 --              --               --
               --                  --                 --                 85              --               --
               --              48,935                 --                 --              --               --
               --                  --            895,512             31,087          29,332            7,287
               --                  --             19,268                 --              --               --
      -----------        ------------      -------------       ------------   -------------      -----------
          864,196           1,059,770         10,379,352             37,756       7,160,627            9,929
      -----------        ------------      -------------       ------------   -------------      -----------
      $ 7,829,337        $ 24,934,269      $ 196,354,919       $ 12,683,474   $ 174,875,063      $ 4,717,314
      ===========        ============      =============       ============   =============      ===========
      $        --        $         --      $     895,512       $     31,547   $      29,693      $     7,283
      -----------        ------------      -------------       ------------   -------------      -----------
      $ 7,320,000        $ 22,596,500      $ 174,174,500       $ 11,010,644   $ 153,390,500      $ 4,500,000
           13,826               3,670             87,541            127,846         513,701           58,057
               (3)             23,090            164,905            (13,283)       (265,101)         (54,875)
          495,410           2,310,845         21,932,037          1,557,867      21,235,390          214,135
              104                 164             (4,064)               400             573               (3)
      -----------        ------------      -------------       ------------   -------------      -----------
      $ 7,829,337        $ 24,934,269      $ 196,354,919       $ 12,683,474   $ 174,875,063      $ 4,717,314
      ===========        ============      =============       ============   =============      ===========
          450,000           1,250,000          4,270,000            660,000       8,600,000          300,000
      ===========        ============      =============       ============   =============      ===========
           $17.40              $19.95             $45.98             $19.22          $20.33           $15.72
      ===========        ============      =============       ============   =============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                  GLOBAL X CHINA     GLOBAL X CHINA    GLOBAL X CHINA   GLOBAL X CHINA
                                                  FINANCIALS ETF     INDUSTRIALS ETF   TECHNOLOGY ETF    MATERIALS ETF
                                                  --------------     ---------------   --------------   ---------------
ASSETS:
 Cost of Investments                               $ 67,004,786        $ 12,307,366     $ 3,810,056      $ 46,775,714
 Cost of Foreign Currency                               201,885               5,810          14,334            87,464
                                                   ------------        ------------     -----------      ------------
 Investments at Value                              $ 70,011,620        $ 12,846,996     $ 4,303,920      $ 57,687,305
 Foreign Currency at Value                              202,013               6,540          14,373            87,549
 Receivable for Foreign Currency Contracts               24,493                  --              --                --
 Dividend and Interest Receivable                        14,106              16,280              --                --
                                                   ------------        ------------     -----------      ------------
 TOTAL ASSETS                                        70,252,232          12,869,816       4,318,293        57,774,854
                                                   ------------        ------------     -----------      ------------
LIABILITIES:
 Payable due to Investment Adviser                       44,838              11,168           2,312            33,512
 Payable for Foreign Currency Contracts                  24,495                  --              --                --
 Due to Custodian                                        24,492               8,449          14,699            99,618
 Unrealized Depreciation on Forward Foreign
  Currency Contracts                                         --                  49               2                10
                                                   ------------        ------------     -----------      ------------
 TOTAL LIABILITIES                                       93,825              19,666          17,013           133,140
                                                   ------------        ------------     -----------      ------------
 NET ASSETS                                        $ 70,158,407        $ 12,850,150     $ 4,301,280      $ 57,641,714
                                                   ============        ============     ===========      ============
NET ASSETS CONSIST OF:

 Paid-in Capital                                   $ 67,366,879        $ 12,380,221     $ 3,761,500      $ 46,701,000
 Undistributed Net Investment Income                  1,177,309             149,709           7,571            44,666
 Accumulated Net Realized Gain (Loss) on
  Investments and Foreign Currency Translations      (1,392,752)           (220,120)         38,308           (15,617)
 Net Unrealized Appreciation on Investments           3,006,834             539,630         493,864        10,911,591
 Net Unrealized Appreciation on Foreign
  Currency Translations                                     137                 710              37                74
                                                   ------------        ------------     -----------      ------------
 NET ASSETS                                        $ 70,158,407        $ 12,850,150     $ 4,301,280      $ 57,641,714
                                                   ============        ============     ===========      ============
 Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value)           4,750,000             750,000         250,000         3,950,000
                                                   ============        ============     ===========      ============
 Net Asset Value, Offering and Redemption
  Price Per Share                                        $14.77              $17.13          $17.21           $14.59
                                                   ============        ============     ===========      ============










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                           GLOBAL X                   GLOBAL X
                                                             GLOBAL X       COPPER      GLOBAL X       BRAZIL
                                           GLOBAL X SILVER    LITHIUM       MINERS     BRAZIL MID    FINANCIALS
                                            MINERS ETF(1)      ETF(2)       ETF(1)     CAP ETF(3)      ETF(4)
                                           ---------------   --------      --------    ----------    -----------
INVESTMENT INCOME:
  Dividend Income                              $ 493,392    $   12,708     $ 17,805    $  94,914      $ 21,844
  Interest Income                                     63            13            1            8             4
  Less: Foreign Taxes Withheld                   (17,528)           --       (1,013)      (1,916)       (1,122)
                                            ------------   -----------    ---------  -----------     ---------
      TOTAL INVESTMENT INCOME                    475,927        12,721       16,793       93,006        20,726
                                            ------------   -----------    ---------  -----------     ---------
  Supervision and Administrations Fees(5)        246,319        72,966       15,452       32,458         8,323
                                            ------------   -----------    ---------  -----------     ---------
      TOTAL EXPENSES                             246,319        72,966       15,452       32,458         8,323
                                            ------------   -----------    ---------  -----------     ---------
  NET INVESTMENT INCOME (LOSS)                   229,608       (60,245)       1,341       60,548        12,403
                                            ------------   -----------    ---------  -----------     ---------
  NET REALIZED GAIN (LOSS) ON:
      Investments                                284,871(6)    104,884      (10,213)      33,357            (2)
      Foreign Currency Transactions               (8,512)        9,304        3,408       (1,598)        1,422
                                            ------------   -----------    ---------  -----------     ---------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS        276,359       114,188       (6,805)      31,759         1,420
                                            ------------   -----------    ---------  -----------     ---------
  NET CHANGE IN UNREALIZED APPRECIATION
      Investments                             29,297,181     7,199,539      763,892    2,593,704       495,410
      Foreign Currency Transactions                  186           583          149          610           104
                                            ------------   -----------    ---------  -----------     ---------
  NET CHANGE IN UNREALIZED APPRECIATION
    ON INVESTMENTS                            29,297,367     7,200,122      764,041    2,594,314       495,514
                                            ------------   -----------    ---------  -----------     ---------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                               29,573,726     7,314,310      757,236    2,626,073       496,934
                                            ------------   -----------    ---------  -----------     ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                         $ 29,803,334   $ 7,254,065    $ 758,577  $ 2,686,621     $ 509,337
                                            ============   ===========    =========  ===========     =========

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 19, 2010.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 22, 2010.
(3)  THE FUND COMMENCED OPERATIONS ON JUNE 21, 2010.
(4)  THE FUND COMMENCED OPERATIONS ON JULY 28, 2010.
(5) THE SUPERVISION AND ADMINISTRATION FEES REFLECT THE SUPERVISORY AND ADMINISTRATIVE FEE, WHICH INCLUDES FEES PAID BY THE FUNDS FOR THE INVESTMENT ADVISORY SERVICES PROVIDED BY THE ADVISER. (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.)
(6) INCLUDES REALIZED GAINS AS A RESULT OF IN-KIND TRANSACTIONS. (SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.)



















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                 GLOBAL X        GLOBAL                                       GLOBAL X
                                                  BRAZIL      X/INTERBOLSA      GLOBAL X     GLOBAL X CHINA    CHINA
                                                 CONSUMER     FTSE COLOMBIA    FTSE NORDIC      CONSUMER       ENERGY
                                                  ETF(1)         20 ETF          30 ETF           ETF(2)       ETF(3)
                                               -----------    ------------     -----------    ------------    ---------
INVESTMENT INCOME:
  Dividend Income                              $    30,159    $    586,088    $    195,415   $     842,656    $  84,877
  Interest Income                                        4              35               4              75           12
  Less: Foreign Taxes Withheld                      (2,863)        (57,642)        (31,543)         (6,286)      (6,189)
                                               -----------    ------------     -----------    ------------    ---------
      TOTAL INVESTMENT INCOME                       27,300         528,481         163,876         836,445       78,700
                                               -----------    ------------     -----------    ------------    ---------
  Supervision and Administrations Fees(4)           24,160         221,067          33,950         323,137       20,854
  Custodian Fees                                        --          58,518              --              --           --
                                               -----------    ------------     -----------    ------------    ---------
      TOTAL EXPENSES                                24,160         279,585          33,950         323,137       20,854
                                               -----------    ------------     -----------    ------------    ---------
  NET INVESTMENT INCOME                              3,140         248,896         129,926         513,308       57,846
                                               -----------    ------------     -----------    ------------    ---------
  NET REALIZED GAIN (LOSS) ON:
      Investments                                   22,240         192,512         412,160(5)     (265,101)     (54,875)
      Foreign Currency Transactions                  1,380         (44,317)            (73)            393          211
                                               -----------    ------------     -----------    ------------    ---------
  NET REALIZED GAIN (LOSS) ON
    INVESTMENTS                                     23,620         148,195         412,087        (264,708)     (54,664)
                                               -----------    ------------     -----------    ------------    ---------
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) ON:
      Investments                                2,310,845      20,399,073       1,292,671      21,235,390      214,135
      Foreign Currency Transactions                    164          (6,565)            504             573           (3)
                                               -----------    ------------     -----------    ------------    ---------
  NET CHANGE IN UNREALIZED
    APPRECIATION ON INVESTMENTS                  2,311,009      20,392,508       1,293,175      21,235,963      214,132
                                               -----------    ------------     -----------    ------------    ---------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                  2,334,629      20,540,703       1,705,262      20,971,255      159,468
                                               -----------    ------------     -----------    ------------    ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                            $ 2,337,769    $ 20,789,599     $ 1,835,188    $ 21,484,563    $ 217,314
                                               ===========    ============     ===========    ============    =========

(1)  THE FUND COMMENCED OPERATIONS ON JULY 7, 2010.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.
(3)  THE FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.
(4) THE SUPERVISION AND ADMINISTRATION FEES REFLECT THE SUPERVISORY AND ADMINISTRATIVE FEE, WHICH INCLUDES FEES PAID BY THE FUNDS FOR THE INVESTMENT ADVISORY SERVICES PROVIDED BY THE ADVISER. (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.)
(5) INCLUDES REALIZED GAINS AS A RESULT OF IN-KIND TRANSACTIONS. (SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.)





















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                              GLOBAL X         GLOBAL X       GLOBAL X      GLOBAL X
                                                CHINA           CHINA          CHINA         CHINA
                                              FINANCIALS      INDUSTRIALS    TECHNOLOGY    MATERIALS
                                                ETF(1)           ETF(2)         ETF(3)       ETF(4)
                                             -----------      -----------    ----------    ---------
INVESTMENT INCOME:
  Dividend Income                            $ 1,622,695      $   291,033     $  29,563   $     186,206
  Interest Income                                     16                8             1              10
  Less: Foreign Taxes Withheld                  (108,977)         (12,682)       (1,857)         (7,335)
                                             -----------      -----------     ---------    ------------
      TOTAL INVESTMENT INCOME                  1,513,734          278,359        27,707         178,881
                                             -----------      -----------     ---------    ------------
  Supervision and Administrations Fees(5)        338,609          143,352        20,303         132,463
                                             -----------      -----------     ---------    ------------
      TOTAL EXPENSES                             338,609          143,352        20,303         132,463
                                             -----------      -----------     ---------    ------------
  NET INVESTMENT INCOME                        1,175,125          135,007         7,404          46,418
                                             -----------      -----------     ---------    ------------
  NET REALIZED GAIN (LOSS) ON:
      Investments                              1,587,627(6)     1,501,101(6)     38,309         (15,617)
      Foreign Currency Transactions                2,184           14,702           166          (1,752)
                                             -----------      -----------     ---------    ------------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS      1,589,811        1,515,803        38,475         (17,369)
                                             -----------      -----------     ---------    ------------
  NET CHANGE IN UNREALIZED APPRECIATION
    ON:
      Investments                              3,006,834          539,630       493,864      10,911,591
      Foreign Currency Transactions                  137              710            37              74
                                             -----------      -----------     ---------    ------------
  NET CHANGE IN UNREALIZED APPRECIATION
    ON INVESTMENTS                             3,006,971          540,340       493,901      10,911,665
                                             -----------      -----------     ---------    ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                4,596,782        2,056,143       532,376      10,894,296
                                             -----------      -----------     ---------    ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                               $ 5,771,907      $ 2,191,150     $ 539,780    $ 10,940,714
                                             ===========      ===========     =========    ============

(1)  THE FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.
(3)  THE FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.
(4)  THE FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.
(5) THE SUPERVISION AND ADMINISTRATION FEES REFLECT THE SUPERVISORY AND ADMINISTRATIVE FEE, WHICH INCLUDES FEES PAID BY THE FUNDS FOR THE INVESTMENT ADVISORY SERVICES PROVIDED BY THE ADVISER. (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.)
(6) INCLUDES REALIZED GAINS AS A RESULT OF IN-KIND TRANSACTIONS. (SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.)










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          GLOBAL X
                                                       GLOBAL X SILVER    GLOBAL X     COPPER MINERS   GLOBAL X BRAZIL
                                                          MINERS ETF     LITHIUM ETF        ETF         MID CAP ETF
                                                         PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                                          OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                            2010(1)         2010(2)        2010(1)         2010(3)
                                                        ---------------  -------------  -------------  ---------------
OPERATIONS:
  Net Investment Income (Loss)                         $     229,608     $   (60,245)    $     1,341    $     60,548
  Net Realized Gain (Loss) on Investments and Foreign
    Currency Transactions                                    276,359(4)      114,188          (6,805)         31,759
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Foreign
    Currency Transactions                                 29,297,367       7,200,122         764,041       2,594,314
                                                       -------------    ------------    ------------    ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                            29,803,334       7,254,065         758,577       2,686,621
                                                       -------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Issued                                                 143,459,000      71,062,500      29,170,000      26,555,500
  Redeemed                                                (1,590,500)             --              --             --
                                                       -------------    ------------    ------------    ------------
  INCREASE IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                         141,868,500      71,062,500      29,170,000      26,555,500
                                                       -------------    ------------    ------------    ------------
  TOTAL INCREASE IN NET ASSETS                           171,671,834      78,316,565      29,928,577      29,242,121
                                                       -------------    ------------    ------------    ------------
NET ASSETS:

  Beginning of Period                                             --              --            --                --
                                                       -------------    ------------    ------------    ------------
  End of Period                                        $ 171,671,834    $ 78,316,565    $ 29,928,577    $ 29,242,121
                                                       =============    ============    ============    ============
  UNDISTRIBUTED NET INVESTMENT
    INCOME/(ACCUMULATED NET INVESTMENT LOSS)           $     221,096    $    (50,941)   $      4,749    $     57,041
                                                       =============    ============    ============    ============
SHARE TRANSACTIONS:
  Issued                                                   8,600,000       3,950,000       1,800,000       1,600,000
  Redeemed                                                  (100,000)             --              --              --
                                                       -------------    ------------    ------------    ------------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE
    TRANSACTIONS                                           8,500,000       3,950,000       1,800,000       1,600,000
                                                       =============    ============    ============    ============

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 19, 2010.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 22, 2010.
(3)  THE FUND COMMENCED OPERATIONS ON JUNE 21, 2010.
(4) INCLUDES REALIZED GAINS AS A RESULT OF IN-KIND TRANSACTIONS. (SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.)







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  GLOBAL X          GLOBAL X
                                                   BRAZIL            BRAZIL          GLOBAL X/INTERBOLSA FTSE
                                               FINANCIALS ETF     CONSUMER ETF           COLOMBIA 20 ETF
                                                PERIOD ENDED      PERIOD ENDED                        PERIOD ENDED
                                                 OCTOBER 31,       OCTOBER 31,       YEAR ENDED        OCTOBER 31,
                                                   2010(1)           2010(2)      OCTOBER 31, 2010      2009(3)
                                                 -----------      ------------    ----------------    ------------
OPERATIONS:
  Net Investment Income                          $    12,403       $    3,140      $      248,896    $     68,711
  Net Realized Gain on Investments and Foreign
    Currency Transactions                              1,420           23,620             148,195          51,378
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Foreign
    Currency Transactions                            495,514        2,311,009          20,392,508       1,535,465
                                                 -----------     ------------       -------------     -----------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                       509,337        2,337,769          20,789,599       1,655,554
                                                 -----------     ------------       -------------     -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income                                   --               --            (264,734)             --
                                                 -----------     ------------       -------------     -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS                       --               --            (264,734)             --
                                                 -----------     ------------       -------------     -----------
CAPITAL SHARE TRANSACTIONS:
  Issued                                           7,320,000       22,596,500         168,870,000       5,304,500
                                                 -----------     ------------       -------------     -----------
  INCREASE IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                   7,320,000       22,596,500         168,870,000       5,304,500
                                                 -----------     ------------       -------------     -----------
  TOTAL INCREASE IN NET ASSETS                     7,829,337       24,934,269         189,394,865       6,960,054
                                                 -----------     ------------       -------------     -----------
NET ASSETS:
  Beginning of Period                                     --               --           6,960,054              --
                                                 -----------     ------------       -------------     -----------
  End of Period                                  $ 7,829,337     $ 24,934,269       $ 196,354,919     $ 6,960,054
                                                 ===========     ============       =============     ===========
  UNDISTRIBUTED NET INVESTMENT INCOME            $    13,826     $      3,670       $      87,541     $   116,542
                                                 ===========     ============       =============     ===========
SHARE TRANSACTIONS:
  Issued                                             450,000        1,250,000           4,020,000         250,000
                                                 -----------     ------------       -------------     -----------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE
    TRANSACTIONS                                     450,000        1,250,000           4,020,000         250,000
                                                 ===========     ============       =============     ===========

(1)  THE FUND COMMENCED OPERATIONS ON JULY 28, 2010.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 7, 2010.
(3)  THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.














    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    GLOBAL X
                                                                                 GLOBAL X CHINA   CHINA ENERGY
                                                 GLOBAL X FTSE    NORDIC 30 ETF   CONSUMER ETF        ETF
                                                  YEAR ENDED      PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                  OCTOBER 31,      OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                     2010             2009(1)        2010(2)         2010(3)
                                                 -------------    -------------  --------------   -------------
OPERATIONS:
  Net Investment Income (Loss)                   $    129,926      $    (2,689)  $     513,308    $    57,846
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                     412,087(4)         2,840        (264,708)       (54,664)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Foreign
    Currency Transactions                           1,293,175          265,092      21,235,963        214,132
                                                 ------------      -----------   -------------    -----------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                      1,835,188          265,243      21,484,563        217,314
                                                 ------------      -----------   -------------    -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income                                (2,158)              --              --             --
                                                 ------------      -----------   -------------    -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS                    (2,158)              --              --             --
                                                 ------------      -----------   -------------    -----------
CAPITAL SHARE TRANSACTIONS:
  Issued                                            9,938,400        3,009,396     153,390,500      4,500,000
  Redeemed                                         (2,462,600)              --              --             --
                                                 ------------      -----------   -------------    -----------
  INCREASE IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                    7,475,800        3,009,396     153,390,500      4,500,000
                                                 ------------      -----------   -------------    -----------
  TOTAL INCREASE IN NET ASSETS                      9,308,830        3,274,639     174,875,063      4,717,314
                                                 ------------      -----------   -------------    -----------
NET ASSETS:
  Beginning of Period                               3,374,644          100,005              --             --
                                                 ------------      -----------   -------------    -----------
  End of Period                                  $ 12,683,474      $ 3,374,644   $ 174,875,063    $ 4,717,314
                                                 ============      ===========   =============    ===========
  UNDISTRIBUTED NET INVESTMENT
    INCOME/(ACCUMULATED NET INVESTMENT LOSS)     $    127,846      $    (2,006)  $     513,701    $    58,057
                                                 ============      ===========   =============    ===========
SHARE TRANSACTIONS:
  Issued                                              590,000          210,000       8,600,000        300,000
  Redeemed                                           (140,000)              --              --             --
                                                 ------------      -----------   -------------    -----------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE
    TRANSACTIONS                                      450,000          210,000       8,600,000        300,000
                                                 ============      ===========   =============    ===========

(1)  THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.
(3)  THE FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.
(4) INCLUDES REALIZED GAINS AS A RESULT OF IN-KIND TRANSACTIONS. (SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.)









    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       GLOBAL X
                                                                                        CHINA
                                                GLOBAL X CHINA    GLOBAL X CHINA     TECHNOLOGY    GLOBAL X CHINA
                                                FINANCIALS ETF    INDUSTRIALS ETF        ETF       MATERIALS ETF
                                                 PERIOD ENDED      PERIOD ENDED     PERIOD ENDED    PERIOD ENDED
                                                  OCTOBER 31,       OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                                    2010(1)           2010(2)          2010(3)        2010(4)
                                                ---------------   ---------------   -------------  --------------
OPERATIONS:
  Net Investment Income                          $  1,175,125       $    135,007     $     7,404    $     46,418
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                   1,589,811(5)       1,515,803(5)       38,475         (17,369)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Foreign
    Currency Transactions                           3,006,971            540,340         493,901      10,911,665
                                                 ------------       ------------      -----------   ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                      5,771,907          2,191,150         539,780      10,940,714
                                                 ------------       ------------      -----------   ------------
CAPITAL SHARE TRANSACTIONS:
  Issued                                           82,874,000         27,227,000       3,761,500      46,701,000
  Redeemed                                        (18,487,500)       (16,568,000)             --              --
                                                 ------------       ------------      -----------   ------------
  INCREASE IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                   64,386,500         10,659,000        3,761,500     46,701,000
                                                 ------------       ------------      -----------   ------------
  TOTAL INCREASE IN NET ASSETS                     70,158,407         12,850,150        4,301,280     57,641,714
                                                 ------------       ------------      -----------   ------------
NET ASSETS:
  Beginning of Period                                       --                --               --            --
                                                 ------------       ------------      -----------   ------------
  End of Period                                  $ 70,158,407       $ 12,850,150      $ 4,301,280   $ 57,641,714
                                                 ============       ============      ===========   ============
  UNDISTRIBUTED NET INVESTMENT INCOME            $  1,177,309       $    149,709      $     7,571   $     44,666
                                                 ============       ============      ===========   ============
SHARE TRANSACTIONS:
  Issued                                            6,000,000          1,700,000          250,000      3,950,000
  Redeemed                                         (1,250,000)          (950,000)              --             --
                                                 ------------       ------------      -----------   ------------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE
    TRANSACTIONS                                    4,750,000            750,000          250,000      3,950,000
                                                 ============       ============      ===========   ============

(1)  THE FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.
(3)  THE FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.
(4)  THE FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.
(5) INCLUDES REALIZED GAINS AS A RESULT OF IN-KIND TRANSACTIONS. (SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.)











    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                       NET                                                                      RATIO
                                     REALIZED                                                       RATIO OF    OF NET
                                       AND                                  NET              NET    EXPENSES  INVESTMENT
          NET ASSET       NET       UNREALIZED              DISTRIBUTION  ASSET             ASSETS    TO       INCOME
            VALUE,    INVESTMENT    GAIN (LOSS)   TOTAL       FROM NET    VALUE,            END OF  AVERAGE   (LOSS) TO
          BEGINNING     INCOME          ON         FROM     INVESTMENT    END OF   TOTAL    PERIOD    NET    AVERAGE NET   PORTFOLIO
          OF PERIOD     (LOSS)*    INVESTMENTS  OPERATIONS    INCOME      PERIOD  RETURN**   (000)   ASSETS    ASSETS      TURNOVER
          ---------   ----------   -----------  ----------  ------------  ------  --------  ------- -------- -----------   ---------
Global X Silver Miners ETF(1)
Institutional Shares
2010       $14.50       $0.05         $5.65       $5.70         $--       $20.20   39.31%  $171,672   0.65%+    0.61%+       0.35%++
Global X Lithium ETF(2)
Institutional Shares
2010      $15 .51      $(0.03)        $4.35      $4 .32         $--       $19.83   27.85%   $78,317   0.75%+   (0.62)%+      5.55%++
Global X Copper Miners ETF(1)
Institutional Shares
2010       $14.40         $--         $2 .23      $2.23         $--       $16.63   15.49%   $29,929   0.65%+    0.06%+       1.36%++
Global X Brazil Mid Cap ETF(3)
Institutional Shares
2010       $15.16       $0.08         $3.04       $3.12         $--       $18.28   20.58%   $29,242   0.69%+    1.24%+       2.69%++
Global X Brazil Financials ETF(4)
Institutional Shares
2010       $15.08       $0.05         $2.27       $2.32         $--       $17.40   15.38%    $7,829   0.77%+    1.15%+         --%++
Global X Brazil Consumer ETF(5)
Institutional Shares
2010       $15.48         $--         $4.47       $4.47         $--       $19.95   28.88%   $24,934   0.77%+    0.07%+       4.72%++
Global X/InterBolsa FTSE Colombia 20 ETF
Institutional Shares
2010       $27.84       $0.31        $18.89      $19.20      $(1.06)      $45.98   71.28%  $196,355   0.86%     0.77%       40.95%++
2009(6)   $15.00        $0.50        $12.34      $12.84         $--       $27.84   85.60%    $6,960   0.86%+    2.93%+       1.94%
Global X FTSE Nordic 30 ETF
Institutional Shares
2010       $16.07       $0.32         $2.84       $3.16      $(0.01)      $19.22   19.68%   $12,683   0.50%     1.91%        4.07%++
2009(7)    $14.50      $(0.02)        $1.59       $1.57         $--       $16.07   10.83%    $3,375   0.50%+   (0.50)%+      0.70%
Global X China Consumer ETF(8)
Institutional Shares
2010       $15.65       $0.17         $4.51       $4.68         $--       $20.33   29.90%  $174,875   0.65%+    1.03%+       3.91%++
Global X China Energy ETF(9)
Institutional Shares
2010       $15.02       $0.23         $0.47       $0.70         $--       $15.72    4.66%    $4,717   0.65%+    1.80%+      20.55%++
Global X China Financials ETF(10)
Institutional Shares
2010       $14.90       $0.27        $(0.40)     $(0.13)        $--       $14.77   (0.87)%  $70,158   0.65%+    2.26%+      14.42%++
Global X China Industrials ETF(8)
Institutional Shares
2010       $15.50       $0.08         $1.55       $1.63         $--       $17.13   10.52%   $12,850   0.65%+    0.61%+      12.74%++
Global X China Technology ETF(11)
Institutional Shares
2010       $14.90       $0.03         $2.28       $2.31         $--       $17.21   15.50%    $4,301   0.65%+    0.24%+       5.15%++
Global X China Materials ETF(12)
Institutional Shares
2010       $14.95       $0.02        $(0.38)     $(0.36)        $--       $14.59   (2.41)%  $57,642   0.65%+    0.23%+       6.13%++

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 19, 2010.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 22, 2010.
(3)  THE FUND COMMENCED OPERATIONS ON JUNE 21, 2010.
(4)  THE FUND COMMENCED OPERATIONS ON JULY 28, 2010.
(5)  THE FUND COMMENCED OPERATIONS ON JULY 7, 2010.
(6)  THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.
(7)  THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.
(8)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.
(9)  THE FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.
(10) THE FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.
(11) THE FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.
(12) THE FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.
*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES.
** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+    ANNUALIZED.
++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES THE EFFECTS OF IN-KIND TRANSFERS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company and as of October 31, 2010 had thirty-nine investment portfolios: Global X FTSE Nordic 30 ETF, Global X FTSE Denmark 30 ETF, Global X FTSE Finland 30 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Argentina 20 ETF, Global X/InterBolsa FTSE Colombia 20 ETF, Global X FTSE Egypt 30 ETF, Global X FTSE Peru 20 ETF, Global X FTSE Philippines 30 ETF, Global X FTSE Poland 30 ETF, Global X FTSE United Arab Emirates 20 ETF, Global X Emerging Africa NR-40 ETF, Global X Pakistan KSE30 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X China Technology ETF, Global X Copper Miners ETF, Global X Gold Miners ETF, Global X Platinum Miners ETF, Global X Silver Miners ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X Brazil Industrials ETF, Global X Brazil Materials ETF, Global X Brazil Utilities ETF, Global X Mid Cap ETF, Global X China Mid Cap, Global X Aluminum ETF, Global X Lithium ETF, Global X Uranium ETF, Global X Fishing ETF, Global X Food ETF, Global X Shipping ETF, Global X Waste Management ETF, Global X Gold Explorers ETF, Global X Oil & Gas Explorers ETF.(1, 2) As of October 31, 2010, the following investment portfolios were operational: Global X Silver Miners ETF, Global X Lithium ETF, Global X Copper Miners ETF, Global X Brazil Mid Cap ETF, Global X Brazil Financials ETF, Global X Brazil Consumer ETF, Global X/InterBolsa FTSE Colombia 20 ETF, Global X FTSE Nordic 30 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Technology ETF, and the Global X China Materials ETF (the "Funds").(3) The Funds seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each Fund is classified as "non-diversified" for purposes of the 1940 Act. This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. Global X Management Company LLC (the "Adviser"), a Delaware Limited Liability Company, serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees (the "Board"), the Adviser is responsible for managing the investment activities of the Funds, the Funds' business affairs and other administrative matters.




---------------
(1) As of November 17, 2010, the Trust added the following nine investment portfolios: Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X Next 11 ETF, Global X FTSE ASEAN ETF, Global X FTSE Andean ETF, Global X S&P/TSX Venture ETF, Global X Oil Equities ETF, Global X Auto ETF.

(2) As of November 17, 2010 the Trust discontinued the following three investment portfolios: Global X FTSE Egypt 30 ETF, Global X FTSE Peru 20 ETF, and Global X FTSE Poland ETF.

(3) The following investment portfolios became operational as of November 3, 2010, November 4, 2010 and November 9, 2010, respectively: Global X Gold Explorers ETF, Global X Uranium ETF, and Global X FTSE Norway ETF.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principals ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2010 there were $71,750, $35,852 and $1,048,393, of fair valued securities in the Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF and Global X China Materials ETF, respectively. As of October 31, 2010, no other Fund has fair valued securities.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund's calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds' Sub-administrator, SEI Investments Global Funds Services ("SEIGFS"), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

     Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the funds have has the ability to access at the measurement date;

     Level 2 -- Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

     Level 3 -- Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2010 there has been no significant changes to the Funds' fair valuation methodologies.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES -- It is the Funds' intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of (i) investment securities,
(ii) income and (iii) expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds' do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS -- The Funds issue and redeem shares ("Shares") at NAV and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard Creation Transaction Fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS (concluded)

transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

                                            CREATION UNIT
                                                SHARES     TRANSACTION FEE        VALUE     REDEMPTION FEE
                                            --------------------------------------------------------------
Global X Silver Miners ETF                      50,000         $ 1,000        $ 1,010,000      $ 1,000
Global X Lithium ETF                            50,000           1,000            991,500        1,000
Global X Copper Miners ETF                      50,000           1,000            831,500        1,000
Global X Brazil Mid Cap ETF                     50,000           1,900            914,000        1,900
Global X Brazil Financials ETF                  50,000           1,900            870,000        1,900
Global X Brazil Consumer ETF                    50,000           1,900            997,500        1,900
Global X/InterBolsa FTSE Colombia 20 ETF        30,000           2,600          1,379,400        2,600
Global X FTSE Nordic 30 ETF                     50,000           1,500            961,000        1,500
Global X China Consumer ETF                     50,000           2,300          1,016,500        2,300
Global X China Energy ETF                       50,000           2,300            786,000        2,300
Global X China Financials ETF                   50,000           2,300            738,500        2,300
Global X China Industrials ETF                  50,000           2,300            856,500        2,300
Global X China Technology ETF                   50,000           2,300            860,500        2,300
Global X China Materials ETF                    50,000           2,300            729,500        2,300

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly a fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X/InterBolsa FTSE Colombia 20 ETF pays custodial fees that are not covered by the Supervision and Administration Agreement.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS (continued)

                                                  SUPERVISION AND
                                                 ADMINISTRATION FEE
                                                 ------------------
        Global X Silver Miners ETF                       0.65%
        Global X Lithium ETF                             0.75%
        Global X Copper Miners ETF                       0.65%
        Global X Brazil Mid Cap ETF                      0.69%
        Global X Brazil Financials ETF                   0.77%
        Global X Brazil Consumer ETF                     0.77%
        Global X/InterBolsa FTSE Colombia 20 ETF*        0.68%
        Global X FTSE Nordic 30 ETF                      0.50%
        Global X China Consumer ETF                      0.65%
        Global X China Energy ETF                        0.65%
        Global X China Financials ETF                    0.65%
        Global X China Industrials ETF                   0.65%
        Global X China Technology ETF                    0.65%
        Global X China Materials ETF                     0.65%

*The Global X/InterBolsa FTSE Colombia 20 ETF Fund paid 0.18% in Custody Fees (in addition to the Supervision and Administration Fee) during the fiscal year ended October 31, 2010.

The Adviser and InterBolsa S.A. ("InterBolsa"), one of the leading broker-dealers located in Colombia, entered into an agreement, pursuant to which InterBolsa has agreed to provide certain marketing, marketing-related and other services and allows the use of InterBolsa's name and brand with respect to the Global X/InterBolsa FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser's legitimate profits and losses with respect to the Global X/InterBolsa FTSE Colombia 20 ETF.

The Adviser and MCCA Lithium ETF, LLC ("MCCA"), a single purpose limited liability firm, have entered into an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser's Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space,

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS (concluded)

equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. ("SIDCO") serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2010, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

                                                               SALES AND
                                             PURCHASES         MATURITIES
                                           ------------      ------------
Global X Silver Miners ETF                 $    761,535      $    269,077
Global X Lithium ETF                          2,396,151         2,185,097
Global X Copper Miners ETF                      387,186            84,900
Global X Brazil Mid Cap ETF                   2,711,705           376,160
Global X Brazil Financials ETF                       --                --
Global X Brazil Consumer ETF                  3,411,239           581,764
Global X/InterBolsa FTSE Colombia 20 ETF     79,173,144        15,416,228
Global X FTSE Nordic 30 ETF                     410,772           270,793
Global X China Consumer ETF                  12,704,437         2,458,933
Global X China Energy ETF                       837,906           770,349
Global X China Financials ETF                10,388,240         8,506,932
Global X China Industrials ETF                3,307,450         3,055,691
Global X China Technology ETF                   199,003           184,871
Global X China Materials ETF                  4,504,283         1,655,385

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended October 31, 2010, in-kind transactions associated with creations and redemptions were:

                                                                  SALES AND          REALIZED
                                                 PURCHASES        MATURITIES        GAIN/(LOSS)
                                               -------------      -----------      ------------
Global X Silver Miners ETF                     $ 143,160,788      $ 1,583,258      $   281,866
Global X Lithium ETF                              70,828,329                -                -
Global X Copper Miners ETF                        28,868,578                -                -
Global X Brazil Mid Cap ETF                       24,269,019                -                -
Global X Brazil Financials ETF                     7,296,489                -                -
Global X Brazil Consumer ETF                      19,823,929                -                -
Global X/InterBolsa FTSE Colombia 20 ETF         105,039,233                -                -
Global X FTSE Nordic 30 ETF                        9,922,895        2,458,244          425,443
Global X China Consumer ETF                      143,572,922                -                -
Global X China Energy ETF                          4,497,831                -                -
Global X China Financials ETF                     81,981,287       18,445,435        2,980,379
Global X China Industrials ETF                    27,130,981       16,576,366        1,721,221
Global X China Technology ETF                      3,757,614                -                -
Global X China Materials ETF                      43,942,433                -                -

During the period ended October 31, 2010, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

5. TAX INFORMATION (continued)

The following differences, primarily attributable to foreign currency, redemptions in-kind, sales of passive foreign investment companies and net operating losses, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2010.

                                                         UNDISTRIBUTED
                                                               NET        ACCUMULATED
                                             PAID-IN       INVESTMENT     NET REALIZED
GLOBAL X FUNDS                               CAPITAL      INCOME/(LOSS)   GAIN/(LOSS)
--------------                              --------     --------------   ------------
Global X Silver Miners ETF                  $281,866        $(8,512)      $(273,354)
Global X Lithium ETF                              --          9,304          (9,304)
Global X Copper Miners ETF                        --          3,408          (3,408)
Global X Brazil Mid Cap ETF                       --         (3,507)          3,507
Global X Brazil Financials ETF                    --          1,423          (1,423)
Global X Brazil Consumer ETF                      --            530            (530)
Global X/InterBolsa FTSE Colombia 20 ETF          --        (13,163)         13,163
Global X FTSE Nordic 30 ETF                  425,443          2,084        (427,527)
Global X China Consumer ETF                       --            393            (393)
Global X China Energy ETF                         --            211            (211)
Global X China Financials ETF              2,980,379          2,184      (2,982,563)
Global X China Industrials ETF             1,721,221         14,702      (1,735,923)
Global X China Technology ETF                     --            167            (167)
Global X China Materials ETF                      --         (1,752)          1,752

The tax character of dividends and distributions paid during the last period ended October 31, 2010 and 2009 were as follows:

                                                  LONG-TERM
GLOBAL X                            ORDINARY        CAPITAL
FUNDS                                INCOME          GAIN        TOTALS
--------                           ---------      ----------   ---------
 Global X/InterBolsa FTSE Colombia 20 ETF
 2010                              $ 264,734      $     --     $ 264,734
 2009                              $      --      $     --     $      --
 Global X FTSE Nordic 30 ETF
 2010                              $   2,158      $     --     $   2,158
 2009                              $      --      $     --     $      --

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

5. TAX INFORMATION (continued)

As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

                                               GLOBAL X SILVER       GLOBAL X        GLOBAL X COPPER
                                                 MINERS ETF         LITHIUM ETF         MINERS ETF
                                               -------------        ------------     ---------------
Undistributed Ordinary Income                   $  2,989,314        $  1,619,934       $   367,992
Capital Loss Carryforwards                                --                  --           (10,213)
Unrealized Appreciation on Investments and
     Foreign Currency                             26,532,154           5,620,698           400,798
Other Temporary Differences                               --              13,433                --
                                                ------------        ------------       -----------
Total Distributable Earnings                    $ 29,521,468        $  7,254,065       $   758,577
                                                ============        ============       ===========

                                              GLOBAL X BRAZIL     GLOBAL X BRAZIL    GLOBAL X BRAZIL
                                                MID CAP ETF        FINANCIALS ETF      CONSUMER ETF
                                              ---------------     ---------------    ---------------
Undistributed Ordinary Income                   $    318,873        $     13,826       $    26,760
Capital Loss Carryforwards                                --                  (3)               --
Unrealized Appreciation on Investments and
     Foreign Currency                              2,367,748             495,514         2,311,009
                                                ------------        ------------       -----------
Total Distributable Earnings                    $  2,686,621        $    509,337       $ 2,337,769
                                                ============        ============       ===========

                                                  GLOBAL
                                                X/INTERBOLSA
                                               FTSE COLOMBIA       GLOBAL X FTSE      GLOBAL X CHINA
                                                  20 ETF            NORDIC 30 ETF      CONSUMER ETF
                                               --------------      --------------     --------------
Undistributed Ordinary Income                   $    891,803        $    150,580       $ 1,734,523
Undistributed Long-Term Capital Gain                 456,069                  --                --
Capital Loss Carryforwards                                --              (7,319)         (173,208)
Unrealized Appreciation on Investments and
     Foreign Currency                             20,832,547           1,529,491        19,923,248
Other Temporary Differences                               --                  78                --
                                                ------------        ------------       -----------
Total Distributable Earnings                    $ 22,180,419        $  1,672,830       $21,484,563
                                                ============        ============       ===========

                                               GLOBAL X CHINA      GLOBAL X CHINA     GLOBAL X CHINA
                                                 ENERGY ETF        FINANCIALS ETF     INDUSTRIALS ETF
                                               --------------      --------------     ---------------
Undistributed Ordinary Income                   $     61,491        $  1,177,309       $   149,709
Capital Loss Carryforwards                                --            (626,459)         (220,121)
Unrealized Appreciation on Investments and
     Foreign Currency                                155,823           2,240,678           540,341
                                                ------------        ------------       -----------
Total Distributable Earnings                    $    217,314        $  2,791,528       $   469,929
                                                ============        ============       ===========

                                               GLOBAL X CHINA      GLOBAL X CHINA
                                               TECHNOLOGY ETF       MATERIALS ETF
                                               --------------      --------------
Undistributed Ordinary Income                   $     45,879        $    336,119
Unrealized Appreciation on Investments and
     Foreign Currency                                493,901          10,604,595
                                                ------------        ------------
Total Distributable Earnings                    $    539,780        $ 10,940,714
                                                ============        ============

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

5. TAX INFORMATION (concluded)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2010, the Funds that had capital loss carryforwards are listed below.

             GLOBAL X    GLOBAL X     GLOBAL X   GLOBAL X    GLOBAL X     GLOBAL X
              COPPER      BRAZIL        FTSE      CHINA       CHINA         CHINA
              MINERS    FINANCIALS   NORDIC 30   CONSUMER   FINANCIALS   INDUSTRIALS
               ETF         ETF          ETF        ETF         ETF           ETF
             --------   ----------   ---------  ---------   ----------   -----------
Oct. 2018   $ 10,213     $    3       $ 7,319   $ 173,208   $ 626,459     $ 220,121
            --------     ------       -------   ---------   ---------     ---------
Total       $ 10,213     $    3       $ 7,319   $ 173,208   $ 626,459     $ 220,121
            ========     ======       =======   =========   =========     =========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2010 were as follows:

                                                           AGGREGATED      AGGREGATED
                                                             GROSS           GROSS             NET
                                             FEDERAL       UNREALIZED      UNREALIZED      UNREALIZED
GLOBAL X FUNDS                              TAX COST      APPRECIATION    DEPRECIATION    APPRECIATION
--------------                             ------------   ------------    ------------   -------------
Global X Silver Miners ETF                 $145,206,855    $27,326,430    $ (794,462)     $26,531,968
Global X Lithium ETF                         72,723,707      5,914,192      (294,077)       5,620,115
Global X Copper Miners ETF                   29,587,819        705,573      (304,923)         400,650
Global X Brazil Mid Cap ETF                  26,866,398      2,505,276      (138,138)       2,367,138
Global X Brazil Financials ETF                7,317,681        534,975       (39,565)         495,410
Global X Brazil Consumer ETF                 22,676,493      2,511,479      (200,634)       2,310,845
Global X/InterBolsa FTSE Colombia 20 ETF    176,486,230     21,135,759      (299,148)      20,836,611
Global X FTSE Nordic 30 ETF                  11,190,279      1,743,185      (214,094)       1,529,091
Global X China Consumer ETF                 154,918,322     21,933,951    (2,011,276)      19,922,675
Global X China Energy ETF                     4,571,416        314,902      (159,076)         155,826
Global X China Financials ETF                67,771,080      4,239,020    (1,998,480)       2,240,540
Global X China Industrials ETF               12,307,366      1,641,488    (1,101,858)         539,630
Global X China Technology ETF                 3,810,056        737,701      (243,837)         493,864
Global X China Materials ETF                 47,082,784     11,489,427      (884,906)      10,604,521

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

7. OTHER

At October 31, 2010, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds' Distributor.

                                                         PERCENTAGE OF
                                         AUTHORIZED         SHARES
                                         PARTICIPANTS     OUTSTANDING
                                         ------------    -------------
Global X Silver Miners ETF                     5             100%
Global X Lithium ETF                           4             100%
Global X Copper Miners ETF                     4             100%
Global X Brazil Mid Cap ETF                    3             100%
Global X Brazil Financials ETF                 3             100%
Global X Brazil Consumer ETF                   3             100%
Global X/InterBolsa FTSE Colombia 20 ETF       5             100%
Global X FTSE Nordic 30 ETF                    4             100%
Global X China Consumer ETF                    5             100%
Global X China Energy ETF                      2             100%
Global X China Financials ETF                  4             100%
Global X China Industrials ETF                 2             100%
Global X China Technology ETF                  2             100%
Global X China Materials ETF                   4             100%

Pursuant to the Trust's organizational documents, the Trustees of the Trust and the Trust's officers are indemnified against certain liabilities that may arise out of the performance of their duties. Additionally, in the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established.

8. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds' financial statement disclosure.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to year end, the following investment portfolios of the Trust commenced operations.

FUND NAME                               COMMENCED OPERATIONS
---------                               --------------------
Global X Gold Explorers ETF             November 3, 2010
Global X Uranium ETF                    November 4, 2010
Global X FTSE Norway ETF                November 9, 2010

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                OCTOBER 31, 2010
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Global X Funds

We have audited the accompanying statement of assets and liabilities of the Global X Silver Miners ETF, Global X Lithium ETF, Global X Copper Miners ETF, Global X Brazil Mid Cap ETF, Global X Brazil Financials, Global X Brazil Consumer ETF, Global X/InterBolsa FTSE Colombia 20 ETF, Global X FTSE Nordic 30 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Technology ETF, and Global X China Materials ETF, (each a series of the Global X Funds, (the "Trust') and collectively referred to as the "Funds") including the schedules of investments, as of October 31, 2010 and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds, as of October 31, 2010, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                      /s/ Sanville & Company
December 23, 2010                           ----------------------

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All Exchange Traded Funds ("ETF") have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF's average net assets; this percentage is known as the ETF's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                            BEGINNING      ENDING                 EXPENSES
                                             ACCOUNT       ACCOUNT    ANNUALIZED    PAID
                                              VALUE         VALUE      EXPENSE     DURING
                                            05/01/10       10/31/10     RATIOS     PERIOD
------------------------------------------------------------------------------------------
GLOBAL X SILVER MINERS ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                          $1,000.00    $1,336.90      0.65%     $3.83(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X LITHIUM ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,278.50      0.75       2.39(2)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.42      0.75       3.82(1)
------------------------------------------------------------------------------------------
GLOBAL X COPPER MINERS ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,221.90      0.65       3.64(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X BRAZIL MID CAP ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,205.80      0.69       2.77(3)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.68      0.69       3.52(1)
------------------------------------------------------------------------------------------
GLOBAL X BRAZIL FINANCIALS ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,153.80      0.77       2.18(4)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.32      0.77       3.92(1)
------------------------------------------------------------------------------------------
GLOBAL X BRAZIL CONSUMER ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,288.80      0.77       2.46(5)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.32      0.77       3.92(1)
------------------------------------------------------------------------------------------
GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,395.40      0.86       5.19(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,020.87      0.86       4.38(1)
------------------------------------------------------------------------------------------
GLOBAL X FTSE NORDIC 30 ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,091.41      0.50       2.64(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,022.68      0.50       2.55(1)
------------------------------------------------------------------------------------------
GLOBAL X CHINA CONSUMER ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,165.00      0.65       3.55(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X CHINA ENERGY ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,069.40      0.65       3.39(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X CHINA FINANCIALS ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,099.80      0.65       3.44(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X CHINA INDUSTRIALS ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,148.10      0.65       3.52(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X CHINA TECHNOLOGY ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,109.60      0.65       3.46(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------
GLOBAL X CHINA MATERIALS ETF
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                           1,000.00     1,136.30      0.65       3.50(1)
HYPOTHETICAL 5% RETURN                       1,000.00     1,021.93      0.65       3.31(1)
------------------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

(2) COMMENCED OPERATIONS ON JULY 22, 2010. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 102/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(3) COMMENCED OPERATIONS ON JUNE 21, 2010. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 133/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(4) COMMENCED OPERATIONS ON JULY 28, 2010. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 96/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(5) COMMENCED OPERATIONS ON JULY 7, 2010. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 117/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


             APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)\

--------------------------------------------------------------------------------

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund's board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider and approve the terms of the Funds' investment advisory agreement.

At the June 4, 2010 quarterly meeting of the Trust's Board of Trustees ("Board"), the Board approved the initial (i) Investment Advisory Agreement between the Trust, on behalf of Global X Lithium ETF, Global X Brazil Mid Cap ETF, Global X Brazil Financials ETF, and Global X Brazil Consumer ETF (each a "New Fund," and, collectively, the "New Funds"), and Global X Management ("New Funds Advisory Agreement"); and (ii) Supervision and Administration Agreement between the Trust, on behalf of the New Funds, and Global X Management Company ("New Funds S&A Agreement"). At the August 27, 2010 quarterly meeting of the Board of Trustees of the Trust, the Board approved the continuation of the (i) Investment Advisory Agreement between the Trust, on behalf of Global X FTSE Nordic 30 ETF ("Nordic Fund"), and Global X Management ("Nordic Advisory Agreement"); and (ii) Supervision and Administration Agreement between the Trust, on behalf the Nordic Fund, and Global X Management Company ("Nordic S&A Agreement"). The New Funds Advisory Agreement and the New Funds S&A Agreement are referred to herein collectively as the "New Funds Agreements." The Nordic Advisory Agreement and the Nordic S&A Agreement are referred to herein collectively as the "Nordic Agreements."

In advance of each of the Board meetings noted above, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management Company ("Global X Management") in connection with their consideration of the New Funds Agreements and the Nordic Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the New Funds Agreements the Board concluded that each agreement was fair and reasonable and in the best interests of each New Fund and its shareholders. In determining to approve the continuation of the Nordic Agreements the Board concluded that each agreement was fair and reasonable and in the best interests of the Nordic Fund and its shareholders. The Board considered the following categories of material factors, among others, relating to the New Funds Agreements and the Nordic Agreements. Based upon its review of these various factors, as well as other information considered by the Board, the Board concluded that approval of the New Funds Agreements and the continuation of the Nordic Agreements was in the best interests of the each New Fund and the Nordic Fund, respectively. In reaching this decision, the Board did not assign relative weights to the factors discussed below or deem any one factor or group of them to be controlling in and of themselves. The factors considered by the Board (including the Independent Trustees) with respect to the approval of the New Funds Agreements and the Nordic Agreements are discussed separately below.

NEW FUNDS AGREEMENTS

NATURE, EXTENT AND QUALITY OF SERVICES

With respect to this factor, the Board considered:

     o the terms of the New Funds Agreements and the range of services to be provided to the New Funds in accordance with the New Funds Agreements;

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


       APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     o Global X Management's key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

     o Global X Management's responsibilities under the New Funds Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of each New Fund's assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust's officers and Board, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Funds required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the New Funds by shareholders and new investors;

     o the nature, extent and quality of Global X Management's services (including advisory, administrative and compliance services) for the existing Funds; and

     o the quality of Global X Management's resources and personnel that would be made available to the New Funds, including Global X Management's experience and the professional qualifications of Global X Management's key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Funds by Global X Management.

PERFORMANCE

The Board determined that because the New Funds had not started operations, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the New Funds Agreements.

COST OF SERVICES AND PROFITABILITY

With respect to this factor, the Board considered:

     o Global X Management's cost to provide investment management, supervision and administrative and related services to the New Funds and the profitability to it, if any, from managing the New Funds;

     o the proposed advisory fees under the New Funds Advisory Agreement and the proposed fees under the New Funds S&A Agreement for each New Fund; and

     o the expected profitability to Global X Management, if any, from all services to be provided to the New Funds and all aspects of its relationships with the New Funds. In connection with these considerations, the Board noted that Global X Management advised the Board that it did not expect to generate any profits from its services to the New Funds during the first 12 months of their operation but expected to generate profits after that initial period.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the New Funds would not be excessive.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


       APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

COMPARISON OF FEES AND SERVICES

With respect to this factor, the Board considered:

     o comparative information with respect to the proposed investment advisory fees to be paid to Global X Management by each of the New Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the New Funds, including fees and expenses paid by comparable specialized and/or focused exchange-traded funds and fees and expenses paid by other Funds that are series of the Trust under their unitary fee structure;

     o the proposed unitary fee structure (which includes as one component the proposed investment advisory fee for each New Fund) and the projected total expense ratios for each of the New Funds; and

     o that, under the New Funds S&A Agreement, Global X Management would be responsible for certain expenses of the New Funds.

Based on these considerations, the Board concluded that the proposed advisory fee, proposed supervision and administrative fee, and total expense ratio of each New Fund should not preclude approval of the Agreements.

ECONOMIES OF SCALE

With respect to this factor, the Board considered:

     o the extent to which economies of scale would be realized as the New Funds grow and whether the proposed fees for each New Fund reflected these economies of scale; and

     o the significant investment of time, personnel and other resources that Global X Management intends to made in the New Funds in order to seek to assure that the New Funds are attractive to shareholders and investors.

Based on these considerations, the Board concluded that approval of the proposed unitary fee for each New Fund was reasonable.

OTHER BENEFITS

In considering the New Funds Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds.

NORDIC AGREEMENTS

NATURE, EXTENT AND QUALITY OF SERVICES

With respect to this factor, the Board considered:

     o the terms of the Nordic Agreements and the range of services that would continue to be provided to the Nordic Fund in accordance with the Nordic Agreements;

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


       APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

     o Global X Management's key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Nordic Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff since the inception of the Nordic Fund;

     o Global X Management's responsibilities under the Agreements, among other things, to: (i) manage the investment operations of the Nordic Fund and the composition of the Nordic Fund's assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust's officers and Board, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Nordic Fund, (iv) select broker-dealers to execute portfolio transactions for the Nordic Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Nordic Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Nordic Fund required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the Nordic Fund by shareholders and new investors;

     o the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management to the Nordic Fund and the adequacy of Global X Management's personnel resources that would continue to be made available to the Nordic Fund; and

     o Global X Management's experience and the professional qualifications of Global X Management's key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Nordic Funds by Global X Management.

PERFORMANCE

With respect to this fact, the Board considered the Nordic Fund's total return and investment performance relative to (i) the average performance of mutual funds in the same classification as the Funds, as determined by third party services that rank mutual fund performance; and (ii) the performance of comparable funds, pertinent indexes, and pertinent mutual fund performance rankings.

In connection with these considerations, the Board received and reviewed information that in the period from inception, August 17, 2009, to August 13, 2010, the Nordic Fund achieved total returns of 13.87%, versus 15.17% for the underlying index, the FTSE Nordic 30 Total Return Index. The Board considered that part of the performance difference is attributable to management fees and transaction cost. In addition, the Board considered that although Global X Management followed a replication strategy, perfect replication is impractical in light of transaction costs.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Nordic Fund did not adversely affect the Board approval of the continuance of the Nordic Agreements.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


       APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

COST OF SERVICES AND PROFITABILITY

The Board considered that Global X Management's cost to provide investment management and related services to the Nordic Fund and the expected profitability to it from managing the Nordic Fund and all aspects of its relationships with the Nordic Fund. The Board received and reviewed information that disclosed that Global X Management did not generate any profits from its services to the Nordic Fund since its inception date to July 31, 2010. The Board considered that it was expected that the Nordic Fund would continue not to generate profits for Global X Management. Based on these considerations, the Board concluded that the profits anticipated to be realized, if any, by Global X Management from its relationship with the Nordic Fund would not be excessive and supported approval of the continuance of the Nordic Fund.

COMPARISON OF FEES AND SERVICES

With respect to this factor, the Board considered:

     o comparative expense data for the Nordic Fund, including fees and expenses paid by comparable emerging market, frontier country and regional focused exchange-traded funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for Nordic Fund, including fees and expenses paid by other Funds that are series of the Trust under their unitary fee structure;

     o the proposed unitary fee structure (which includes as one component the proposed investment advisory fee for each New Fund) and the current total expense ratio for the Nordic Fund; and

     o that, under the Nordic S&A Agreement, Global X Management would continue to be responsible for certain expenses of the Nordic Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services for the Nordic Fund, except taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Based on these considerations, the Board concluded that the advisory fee, supervision and administrative fee, and total expense ratio of the Nordic Fund supported approval of the continuation of the Nordic Agreements.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized if the Nordic Fund grows and whether the fees for the Nordic Fund reflected these economies of scale. Based on these considerations, the Board concluded that approval of the continuation of the unitary fee was reasonable.

OTHER BENEFITS

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with the Nordic Fund and concluded that all information it considered supported approval of the continuation of the Nordic Agreements.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                      SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

Net asset value, or "NAV", is the price per Share at which the Funds issue and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds' NAV is calculated. The Funds' Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Information for the Global X Lithium ETF, Global X Brazil Financials ETF and the Global X Brazil Consumer ETF, showing the frequency distributions of premiums and discounts for the Funds are not presented as they did not have a full quarter of information as of October 31, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

                                                                   PERCENTAGE OF TOTAL DAYS
                                       ----------------------------------------------------------------------------
                                                                              GLOBAL
                                         GLOBAL X    GLOBAL X                 X/INTERBOLSA  GLOBAL X    GLOBAL X
                                         SILVER      COPPER      GLOBAL X     FTSE          FTSE        CHINA
                                         MINERS      MINERS      BRAZIL MID   COLOMBIA 20   NORDIC 30   CONSUMER
PREMIUM/DISCOUNT RANGE                   ETF(1)      ETF(1)      CAP ETF(2)   ETF(3)        ETF(4)      ETF(5)
-------------------------------------------------------------------------------------------------------------------
Greater than 3.0% and Less than 3.5%            -           -            -              -           -           -
Greater than 2.5% and Less than 3.0%            -           -        2.20%              -           -       0.88%
Greater than 2.0% and Less than 2.5%            -           -       21.98%          0.40%           -       2.65%
Greater than 1.5% and Less than 2.0%            -           -       68.13%          0.40%       1.22%       6.64%
Greater than 1.0% and Less than 1.5%        1.52%           -        6.59%          6.07%       2.44%      14.16%
Greater than 0.5% and Less than 1.0%       16.67%      25.00%        1.10%         18.62%      12.60%      27.88%
Between 0.5% and -0.5%                     69.70%      56.82%            -         34.82%      44.31%      22.12%
Less than -0.5% and Greater than -1.0%     12.11%      13.64%            -         21.05%      29.27%      12.83%
Less than -1.0% and Greater than -1.5%          -       4.54%            -          9.72%       9.35%       5.31%
Less than -1.5% and Greater than -2.0%          -           -            -          6.88%       0.81%       4.42%
Less than -2.0% and Greater than -2.5%          -           -            -          1.63%           -       2.21%
Less than -2.5% and Greater than -3.0%          -           -            -          0.41%           -       0.45%
Less than -3.0% and Greater than -3.5%          -           -            -              -           -       0.45%
                                       ----------------------------------------------------------------------------
Total                                     100.00%     100.00%      100.00%        100.00%     100.00%     100.00%
                                       ----------------------------------------------------------------------------

                                                                       NUMBER OF DAYS
                                       ----------------------------------------------------------------------------
                                                                              GLOBAL
                                         GLOBAL X    GLOBAL X                 X/INTERBOLSA  GLOBAL X    GLOBAL X
                                         SILVER      COPPER      GLOBAL X     FTSE          FTSE        CHINA
                                         MINERS      MINERS      BRAZIL MID   COLOMBIA 20   NORDIC 30   CONSUMER
PREMIUM/DISCOUNT RANGE                   ETF(1)      ETF(1)      CAP ETF(2)   ETF(3)        ETF(4)      ETF(5)
-------------------------------------------------------------------------------------------------------------------
Greater than 3.0% and Less than 3.5%            -           -            -              -           -           -
Greater than 2.5% and Less than 3.0%            -           -            2              -           -           2
Greater than 2.0% and Less than 2.5%            -           -           20              1           -           6
Greater than 1.5% and Less than 2.0%            -           -           62              1           3          15
Greater than 1.0% and Less than 1.5%            2           -            6             15           6          32
Greater than 0.5% and Less than 1.0%           22          33            1             46          31          63
Between 0.5% and -0.5%                         92          75            -             86         109          50
Less than -0.5% and Greater than -1.0%         16          18            -             52          72          29
Less than -1.0% and Greater than -1.5%          -           6            -             24          23          12
Less than -1.5% and Greater than -2.0%          -           -            -             17           2          10
Less than -2.0% and Greater than -2.5%          -           -            -              4           -           5
Less than -2.5% and Greater than -3.0%          -           -            -              1           -           1
Less than -3.0% and Greater than -3.5%          -           -            -              -           -           1
                                       ----------------------------------------------------------------------------
Total                                         132         132           91            247         246         226
                                       ----------------------------------------------------------------------------

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                  SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                                             PERCENTAGE OF TOTAL DAYS
                                       ---------------------------------------------------------------------
                                                     GLOBAL X      GLOBAL X      GLOBAL X      GLOBAL X
                                       GLOBAL X      CHINA         CHINA         CHINA         CHINA
                                       CHINA ENERGY  FINANCIALS    INDUSTRIALS   TECHNOLOGY    MATERIALS
PREMIUM/DISCOUNT RANGE                 ETF(6)        ETF(7)        ETF(5)        ETF(8)        ETF(9)
------------------------------------------------------------------------------------------------------------
Greater than 3.0% and Less than 3.5%              -           -             -             -            -
Greater than 2.5% and Less than 3.0%              -       1.36%         0.88%             -        0.51%
Greater than 2.0% and Less than 2.5%          1.84%       2.27%         2.63%             -        2.53%
Greater than 1.5% and Less than 2.0%          2.30%       5.00%         3.51%             -        4.55%
Greater than 1.0% and Less than 1.5%         11.06%      11.82%        11.84%         4.05%       11.62%
Greater than 0.5% and Less than 1.0%         20.28%      22.73%        20.61%        15.32%       23.74%
Between 0.5% and -0.5%                       28.11%      22.73%        27.19%        44.14%       22.73%
Less than -0.5% and Greater than -1.0%       17.51%      17.73%        16.23%        26.58%       15.66%
Less than -1.0% and Greater than -1.5%        7.37%       6.36%         6.58%         6.76%        8.08%
Less than -1.5% and Greater than -2.0%        6.91%       4.09%         5.26%         3.15%        4.54%
Less than -2.0% and Greater than -2.5%        2.76%       2.27%         1.75%             -        3.53%
Less than -2.5% and Greater than -3.0%        1.39%       1.82%         3.07%             -        1.51%
Less than -3.0% and Greater than -3.5%        0.47%       1.82%         0.45%             -        1.00%
                                       ---------------------------------------------------------------------
Total                                       100.00%     100.00%       100.00%       100.00%      100.00%
                                       ---------------------------------------------------------------------

                                                                  NUMBER OF DAYS
                                       ---------------------------------------------------------------------
                                                     GLOBAL X      GLOBAL X      GLOBAL X      GLOBAL X
                                       GLOBAL X      CHINA         CHINA         CHINA         CHINA
                                       CHINA ENERGY  FINANCIALS    INDUSTRIALS   TECHNOLOGY    MATERIALS
PREMIUM/DISCOUNT RANGE                 ETF(6)        ETF(7)        ETF(5)        ETF(8)        ETF(9)
------------------------------------------------------------------------------------------------------------
Greater than 3.0% and Less than 3.5%              -           -             -             -           -
Greater than 2.5% and Less than 3.0%              -           3             2             -           1
Greater than 2.0% and Less than 2.5%              4           5             6             -           5
Greater than 1.5% and Less than 2.0%              5          11             8             -           9
Greater than 1.0% and Less than 1.5%             24          26            27             9          23
Greater than 0.5% and Less than 1.0%             44          50            47            34          47
Between 0.5% and -0.5%                           61          50            62            98          45
Less than -0.5% and Greater than -1.0%           38          39            37            59          31
Less than -1.0% and Greater than -1.5%           16          14            15            15          16
Less than -1.5% and Greater than -2.0%           15           9            12             7           9
Less than -2.0% and Greater than -2.5%            6           5             4             -           7
Less than -2.5% and Greater than -3.0%            3           4             7             -           3
Less than -3.0% and Greater than -3.5%            1           4             1             -           2
                                       ---------------------------------------------------------------------
Total                                           217         220           228           222         198
                                       ---------------------------------------------------------------------

(1)  The Fund commenced operations on April 19, 2010.
(2)  The Fund commenced operations on June 21, 2010.
(3)  The Fund commenced operations on February 5, 2009.
(4)  The Fund commenced operations on August 17, 2009.
(5)  The Fund commenced operations on November 30, 2009.
(6)  The Fund commenced operations on December 15, 2009.
(7)  The Fund commenced operations on December 10, 2009.
(8)  The Fund commenced operations on December 8, 2009.
(9)  The Fund commenced operations on January 12, 2010.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

-------------------------------------------------------------------------------------------------------------
NAME,
ADDRESS        POSITION(S)                                             NUMBER OF FUNDS   OTHER DIRECTORSHIPS
(YEAR OF          HELD          PRINCIPAL OCCUPATION(S) DURING        IN TRUST OVERSEEN          HELD
BIRTH)         WITH FUNDS             THE PAST 5 YEARS                   BY DIRECTOR         BY TRUSTEES
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES(2)
-------------------------------------------------------------------------------------------------------------
Sanjay        Director       President of Risk Advisors Inc. (since         14(3)      Director of Kellton
Ram           (since 2008)   2007); Chief Information Officer, M.                      Financial Services
Bharwani                     Safra & Co (2004-2006).                                   (since 2009).
410 Park
Ave,
4th floor
New York,
NY 10022
(1974)
-------------------------------------------------------------------------------------------------------------
Scott R.      Director       Founder and President, DirectPay USA           14(3)      None.
Chichester(1) (since 2008)   LLC (since 2006); Chief Financial
410 Park                     Officer, Ong Corporation (2002-2008).
Ave,
4th floor
New York,
NY 10022
(1970)
-------------------------------------------------------------------------------------------------------------
Kartik        Director       Senior Product Manager, Wireless               14(3)      None.
Kiran Shah    (since 2008)   Generation (since 2008).
410 Park
Ave,
4th floor
New York,
NY 10022
(1977)
-------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


           TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2010.

------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF FUNDS
                                            PRINCIPAL OCCUPATION(S)          IN TRUST          OTHER
NAME, ADDRESS       POSITION(S) HELD                 DURING                OVERSEEN BY   DIRECTORSHIPS HELD
(YEAR OF BIRTH)       WITH FUNDS                THE PAST 5 YEARS             DIRECTOR       BY TRUSTEES
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE / OFFICERS(2)
------------------------------------------------------------------------------------------------------------
Bruno del Ama      Director (since 2008), Chief Executive Officer, Global       14(3)          None.
410 Park Ave,      President, Chief       X Management Company LLC
4th floor          Executive Officer      (since 2008); Head of Global
New York, NY       (since 2008)           Structured Products Operations
10022                                     at Radian Asset Assurance
(1976)                                    (2004-2008).
------------------------------------------------------------------------------------------------------------
Jose C. Gonzalez   Chief Operating        Chief Operating Officer, Global       N/A             N/A
410 Park Ave,      Officer, Chief         X Management Company LLC
4th floor          Compliance Officer     (since 2008); Founder and
New York, NY       and Chief Financial    President of GWM Group, Inc.
10022              Officer, Secretary     (since 2006); Financial Advisor,
(1976)             (since 2008)           Broad Street Securities, Inc.
                                          (2004-2006).
------------------------------------------------------------------------------------------------------------
Joseph Gallo(4)    Assistant Secretary    Corporate Counsel of Sub-             N/A             N/A
One Freedom                               Administrator (since 2007);
Valley Drive                              Associate Counsel, ICMA
Oaks, PA 19456                            Retirement Corporation (2004-
(1973)                                    2007).

------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


           TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                 OTHER DIRECTORSHIPS
NAME, ADDRESS               POSITION(S) HELD     PRINCIPAL OCCUPATION(S) DURING          HELD
(YEAR OF BIRTH)                WITH FUNDS                THE PAST 5 YEARS            BY TRUSTEES
----------------------------------------------------------------------------------------------------
Stephen Panner(4)          Assistant Treasurer   Fund Accounting Director of the         N/A
One Freedom Valley Drive                         Sub-Administrator since 2005.
Oaks, PA 19456                                   Fund Administration Manager,
(1970)                                           Old Mutual Fund Services, 2000-
                                                 2005. Chief Financial Officer,
                                                 Controller and Treasurer, PBHG
                                                 Funds and PBHG Insurance Series
                                                 Fund, 2004-2005. Assistant
                                                 Treasurer.
----------------------------------------------------------------------------------------------------


(1) Mr. Chichester is currently married to a sister of Mr. del Ama's wife. While an "immediate family member" as defined in Section 2(a) (19) of the 1940 Act of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an independent trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an independent trustee of the Trust.

(2) Each Trustee serves until his or her successor is duly elected or appointed and qualified.

(3) As of October 31, 2010, the Trust had thirty-nine investment portfolios, fourteen of which were operational. As of November 9, 2010, the Trust had 17 investment portfolios that were operational. See "ORGANIZATION" section of the Notes to the Financial Statements herein for additional information.

(4) These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                       NOTICE TO SHAREHOLDERS (UNAUDITED)

--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Funds are designating the following items with regard to distributions paid during the year.

                                                                      QUALIFYING
                                                                          FOR                                  SHORT-
                                                                       CORPORATE                                TERM
                          LONG-TERM      ORDINARY                      DIVIDENDS   QUALIFYING   INTEREST       CAPITAL
                          CAPITAL GAIN    INCOME           TOTAL        RECEIVED    DIVIDEND     RELATED        GAIN
                         DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION(1)  INCOME(2)  DIVIDENDS(3)  DIVIDENDS(4)
                         ------------- --------------------------- -------------- ----------- -------------- --------------
Global X/InterBolsa FTSE
  Colombia 20 ETF             0.00%        100.00%        100.00%        1.54%        19.92%      0.00%        100.00%
Global X FTSE Nordic 30
  ETF                         0.00%        100.00%        100.00%        0.00%        93.60%      0.00%        100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2010, the total amount of foreign source income and foreign tax credit are as follows:

                                                                  FOREIGN TAX
                                               FOREIGN SOURCE     CREDIT PASS
                                                   INCOME           THROUGH
                                               --------------      ----------
Global X Copper Miners ETF                       $   16,774         $    685
Global X/InterBolsa FTSE Colombia 20 ETF            457,874           57,643
Global X FTSE Nordic 30 ETF                         164,711           31,543
Global X China Consumer ETF                         710,727            6,286
Global X China Energy ETF                            64,884            6,189
Global X China Financials ETF                     1,284,544          108,977
Global X China Industrials ETF                      154,579           12,682
Global X China Technology ETF                        20,742            1,857
Global X China Materials ETF                        134,379            7,335

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV.

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands

                                     NOTES

--------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                                  GLOBAL FUNDS
                            The World in your Hands


                            410 Park Ave, 4th floor
                               New York, NY 10022
                                 1-888-GXFund-1
                                (1-888-493-8631)
                              www.globalxfunds.com

                              INVESTMENT ADVISER:
                        Global X Management Company LLC
                            410 Park Ave, 4th floor
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                               SUB-ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                     COUNSEL FOR THE INDEPENDENT TRUSTEES:
                                  Dechert LLP
                               1175 I Street N.W.
                              Washington, DC 20007













This information must be preceded or accompanied by a current prospectus for the Funds described.



GLX-AR-001-0200

ITEM 2.       CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Sanville & Company related to the Trust.

Sanville & Company billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2010                                                   2009
------------------ ----------------------------------------------------- -----------------------------------------------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $112,000            $0               $0                $31,000            $0                $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    $0                 $0               $0                 $0               $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         $0                 $0               $0                 $0               $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              $0                 $0               $0                 $0               $0                $0
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


(e)(1)     Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows Sanville & Company:

                ---------------------------- ----------------- ----------------
                                                   2010             2009
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by Sanville & Company for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Global X Funds


By (Signature and Title)*                /s/ Bruno del Ama
                                         -----------------
                                         Bruno del Ama
                                         President


Date:  December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Bruno del Ama
                                         -----------------
                                         Bruno del Ama
                                         President


Date:  December 23, 2010

By (Signature and Title)*                /s/ Jose C. Gonzalez
                                         --------------------
                                         Jose C. Gonzalez
                                         CFO



Date:  December 23, 2010

*   Print the name and title of each signing officer under his or her signature.